LOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
95000320617	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  A previous foreclosure was closed and billed on XX/XX/XXXX due to the completed modification.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/04/2018. There was no contact evident during the review period from 01/01/2017 to 01/04/2018. Foreclosure efforts were place on hold on 03/16/2017 for loss mitigation efforts. A modification was completed on XX/XX/XXXX. Additional weekly servicer contact efforts were evident from 09/12/2017 to 11/09/2017 with no further contact evident. The loans is performing as of 01/04/2018.	12/31/2017	01/04/2018
95000715078	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 02/03/2017. On 02/03/2017, the servicer made a courtesy call to the borrower.  Servicer went over the account and modification. Borrower will be making a payment online.  For the entire month of March 2017 through May 2017, the servicer was discussing taxes and insurance with the borrower. Servicer made a collection call on 07/13/2017.  Borrower advised that there was no hardship and payment will be made on 07/18/2017. Reason for the delinquency was excessive obligations. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95006024615	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  The borrower called in on 02/15/2017 about ways to keep home. The agent advised borrower of the foreclosure status. The borrower verified that the property is owner occupied and stated reason for default is due to curtailment of income stating only receives retirement and has applied for SSI but has not been approved. The agent updated financials and borrower can afford home but not able to pay arrears. the agent advised of modification but is not a guarantee. the agent also provided all options to avoid foreclosure. The borrower called in on 03/01/2017 and was advised of the foreclosure status with no sale date and that the total amount due is $44,850.73 without fees and costs. The borrower wanted to check on the status of the missing documents sent in. The agent advised missing the food stamp information. The borrower stated will send in a copy of the front and back of the card and award letter as well. The borrower called in on 03/07/2017 checking on the status of the loan modification. The borrower also advised applied for Hardest hit Funds of California and is waiting on a decision. The agent reviewed the account and advised borrower of the missing documents as of 03/06/2017 from loss mitigation. The borrower called in on 03/14/2017 and asked for the modification status and the agent advised loan modification  pending and no additional documents needed and advised borrower to follow up weekly. The borrower called in on 03/21/2017 and advised file is with underwriter. The borrower called in on 04/05/2017 and was advised that the three month trial plan payment will be in the mail. The borrower called in on 04/10/2017 and was advised that the stip to modification agreement was sent on 04/05/2017 and advised that the trial payments are in amount of $1440.70 beginning 05/17/2017 ending 07/17/2017 and advised needs to send in the signed agreement by 04/19/2017. The borrower called in on 05/11/2017 and verified that the property is owner occupied and intent is to keep the property. The agent advised borrower of the trial payment in amount of $1440.70 and of options to make the payment. The agent advised borrower of the XXXX code . The borrower called in on 05/12/2017 and was advised payment was received. The borrower called in on 07/28/2017 and stated that the final modification agreement was received and sent back on  07/26/2017 via regular mail. The servicer called and spoke with the borrower on 08/07/2017 and advised that the modification agreement was received on 07/31/2017. The borrower stated reason for default is due to curtailment of income. The servicer spoke with the borrower on 08/09/2017 and advised that the 08/02/2017 statement reflects data from date sent and that the modification is still not finalized and that typically they have payments that match the final modification agreement so it is ok to send amount shown on the final modification agreement. The servicer called and spoke with the borrower on 08/28/2017 and advised of the web, ACH drafts and monthly statements and of follow up calls. The borrower stated will set up ACH drafts on the web. The agent advised next payment is due 10/01/2017 and went over all payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure was closed not completed on XX/XX/XXXX due to completed loan modification.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95009723758	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  Contact attempts were made prior to the borrower's first contact from 01/04/2017 to 04/14/2017. Borrower advised on 04/19/2017 that they want to try to apply for a modification and stay in home. Borrower noted reason for delinquency as curtailment of income. Borrower was approved for loss mitigation on 05/03/2017. Borrower inquired about modification on 05/09/2017and was advised of reinstatement option. Borrower called on 05/22/2017 about reinstatement and was advised to call back on 05/26/2017 for confirmation. Borrower called back on 05/26/2017 and was provided address to mail reinstatement in. Payment was received on 06/01/2017 and reinstatement occurred, which closed out foreclosure on 06/01/2017. Borrower was advised the loan was current on 06/05/2017 and stated the reason for delinquency was due to excessive obligations. Borrower did inquire on modification on 08/02/2017 due to social security being cut 2 months ago and had to borrower money. Borrower advised reason for delinquency was due to curtailment of income. Loss mitigation solicitation was sent on 08/04/2017. After last contact, the were contact attempts from 09/01/2017 to 01/06/2018. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure was closed and not completed.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95010630708	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  On 01/10/2017, Representative contacted Borrower regarding documents needed, including direct deposit for Retirement Income and Social Security Award letter. Contact with Borrower from 01/10/2017 - 08/08/2017 was all related to loan modification documents, verification of income, and returning approved loan mod agreement. On 08/10/2017, Borrower advised they received the final modification agreement last week for the first 1st mortgage and the final modification agreement for the 2nd mortgage today. Borrower stated they did not understand why there was escrow for both the 1st and the 2nd mortgage. Representative advised the 2nd Lien modification is in the process of being reworked, and customer can follow up in a week. Loan modification was updated and completed 08/22/2017. The reason for default was updated to Curtailment of Income. On 08/28/2017, Borrower called stating they received a past-due notice. Representative advised to disregard. Borrower requested to enroll in ACH for both loans. Representative advised Borrower to send in two separate ACH forms. On 09/11/2017, Servicer completed the welcome  and advised to disregard the 1st monthly billing statement. Representative also advised Borrower that any Principal that is deferred is not forgiven. Representative went over payment options and confirmed account information including maturity date. Servicer did not attempt to contact the Borrower since the welcome call on 09/11/2017. On 12/11/2017, Borrower called in to follow up on taxes and Escrow account information on bill received. Representative reviewed account and noticed the Escrow account needed to be updated with correct account number so taxes could be paid. On 12/29/2017, Servicer noted that all taxes have been paid and there are no delinquencies. As of 01/02/2018, account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX?XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95039805510	2	[2] Currently Delinquent Mortgage

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The servicer contacted the borrower to discuss the the account delinquency. The borrower advised that they would send a payment on 1/31/20.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/19/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed late fees on account and requested payment history. Servicer sent payment history and issue is resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damage, date of loss 05/29/2019. Claim funds received 01/16/2020 in the amount of $14141.58. Claim is pending revised estimate as of 01/16/2020. No evidence repairs are completed.  The damage repair amount is estimated at $16,042.74.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95071666508	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/14/2017.  01/27/2017 the borrower called in to make a payment $2845.32.  On 03/07/2017 the borrower called in to check the status of the account and was advised that there was a TAD but the servicer did not indicate the TAD in the notes. An RFD was curtailment of income at that time however the borrower made a one tie payment in the amount of $2845.32.  There was a natural disaster on 01/28/2017 that caused the property to be in a FEMA disaster area but the borrower was not affected by the disaster. The borrower called in stating that the borrower was waiting on funds from Self Employed work and scheduled 3 payments from 02/01/2017-04/26/2017.  The borrower made a one time payment 05/20/2017 and there was no borrower contact from 05/20/2017 until 07/21/2017 when the borrower called in an additional payment.  The borrower called in  payments 09/20/2017, 10/27/2017, 11/02/2017 and 12/14/2017.  There are no notes indicating a former bankruptcy within the 12 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  No modification in the 12 month review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/14/2017
95072170986	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  Initial contact during the review period was made on 2/3/2017, in which the borrower scheduled a payment. The reason for default was cited as illness to borrower. The borrower called on 4/28/2017 and  was told that only 1 page of the modification agreement was received. The borrower stated will fax over today. On 8/14/2017, the borrower was informed that the modification agreement was mailed. The borrower called back on 8/16/2017 to check on the status of the mailed modification documents; borrower was informed that they were sent on 8/9/2017 and will follow up. The borrower called on 8/25/2017 and was informed that the modification package was received and the first modification payment will be due on 10/30/2017. On 9/26/2017, the borrower was informed that the modification was completed and informed of the terms. The last contact was made on 10/6/2017, in which the borrower called in regards to modification documents. Borrower thought additional information was needed; the servicer informed the borrower that the modification agreement was received and no other information was needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95073805440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Borrower advised of reason for delinquency and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property lies within a FEMA Disaster area due to Hurricane Dorian as noted on 10/28/2019. No damages were reported.	01/31/2020	02/11/2020
95110611768	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  No contact with Borrower from 01/01/2017-08/21/2017. Multiple Servicer Contact attempts went unanswered. Loan was referred to Foreclosure 08/02/2017. Borrower called in on 08/22/2017 and advised they plan on reinstating account and wanted to know options to keep property. Representative updated financials and requested attorney fees. Representative also discussed loss mitigation options with Borrower. On 08/24/2017, Representative provided the full Reinstatement amount including Attorney Fees. Borrower promised to pay $9004.20 via wire. Wire was posted to account on 08/24/2017 and account was returned to accrual status. Borrower kept account current through the rest of the review period and Servicer did not attempt to contact Borrower after account was brought current. On 09/22/2017, Borrower called to confirm they were no longer in Foreclosure and advised they received a letter stating there was an auction. Representative advised Borrower loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95110898696	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 03/16/2017, the borrower advised relief was granted in the bankruptcy case on XX/XX/XXXX and they are interested in applying for a modification. The borrower advised they were out of work for a year due to surgery and they only had one income. On 03/17/2017, the borrower called in confirm the documents they faxed were received; the servicer advised the borrower to follow up later. On 03/20/2017, the borrower called in and wanted to know what documents are needed for the loss mitigation review. On 04/06/2017, the borrower called in regarding the status of the loan modification which is under review. On 05/15/2017, the borrower called in to see if they can accept the modification. The borrower advised they will fax the agreement the next day. On 05/18/2017 the borrower called and stated they faxed the stipulation agreement back. On 06/16/2017, the borrower called in for payment information. The servicer advised the loan still has a cease and desist on the loan and the borrower advised they will fax the form to have the cease and desist removed.  On 07/18/2017, the borrower called in to make a payment. On 08/07/2017, the borrower called in regards to the lender placed insurance. The borrower advised they are getting quotes for a new policy as there flood insurance was cancelled. On 08/17/2017 the borrower called in to make a payment. On 08/28/2017 the borrower called in and advised they received the modification agreement and they will send it back in. On 08/28/2017, the borrower was called to find out if the borrower sent back the loan modification agreement but the borrower dropped the call. On 09/19/2017, the borrower called and wanted to make a payment for the modification. The servicer advised the borrower the modification was still being processed and told the borrower they can pay early or they can wait until October to make a payment. On 12/08/2017 the borrower called in to get information on bi-weekly automatic payments. The borrower advised they would make their payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  A loan modification was completed on XX/XX/XXXX which caused the foreclosure process to be closed.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  Comments on 03/27/2017 indicated a motion for relief was granted on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95116184657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  Customer called to inquire about payment due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/16/2019 FEMA Disaster due to Hurricane Dorian (DR-4468) Start date 12/9/2019 Expiration date 3/8/2020. No damage reported	01/31/2020	02/06/2020
95121578656	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 01/30/2017, Borrower called to make a payment. Representative advised of payment due on 03/01/2017. Representative assisted Borrower with unlocking online account. No further contact with Borrower during review period. There were multiple Servicer contact attempts that went unanswered. Borrower did not advise of any hardship. The only contact with Borrower has been through the IVR, with the most recent IVR payment being made on 12/08/2017 for $843.06. Account is current as of 12/29/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95126695443	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Contact with borrower 02/01/2017-04/01/2017 was regarding documents needed for review. Borrower did not send documents in timely manner and borrower stated sent documents and servicer lost them. Loan modification was approved 04/06/2017, however, issues with escrow and agreement caused delay in processing. New agreement was mailed 06/09/2017. Servicer called borrower 06/12/2017 and went over terms of new modification. Borrower stated she will sign and send back once she receives. Second error in processing caused another delay and new modification agreement was mailed to borrower 08/01/2017. Loan was modified XX/XX/XXXX. Borrower called 09/01/2017 regarding escrow change. Servicer advised of escrow disbursements and shortage. Borrower stated she mailed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95129999859	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Per the comments, borrower scheduled a payment via website for 05/17/2019 and then called to cancel it. Borrower will set up payment via website today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95144868957	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/01/2018.  Cease and desist was noted to be effective on the loan prior to 01/01/2017. Loss mitigation package was mailed to the borrower on 01/27/2017. Spoke to the borrower on 04/10/2017 and advised mailing in a payment to bring current. Reason for delinquency was noted for excessive obligations. Loan was referred to foreclosure on XX/XX/XXXX. Payment for reinstating the loan was received on 05/08/2017 but wasn't enough to reinstate loan. Loss mitigation solicitation was mailed on 05/25/2017. Authorized third party called on 05/24/2017 to get modification documents and on 05/31/2017 requested a payoff, reinstatement and pay history statements. Also third party advised of applying for modification. Reason for delinquency was noted for curtailment of income. Third party inquired on 06/05/2017 if the payoff was generated and was advised not yet and requested another payoff on 06/12/2017. Reason for delinquency was changed to other. Payoff and reinstatement discussions by third party continued from 06/14/2017 to 07/21/2017. Additional reinstatement amounts were received on 08/04/2017 and foreclosure was closed and billed on XX/XX/XXXX due to reinstatement. Cease and desist was noted to still be active on 11/28/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure was closed and not completed.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/01/2018
95148327484	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  The loan package was incomplete for the HAMP program on 01/06/2017 but was approved 01/09/2017 with documents outstanding communicated to the borrower. The borrower called in to get the status of the modification on 01/17/2017 and was advised of missing documents to be sent into the servicer.  On 01/31/2017, the borrower called to state the missing documents were faxed to the servicer.  The borrower called in to state that he is self employed and is paid cash, not a W2 wage earner so documenting the income was difficult.  The borrower called the servicer on 02/06/2017 with an RFD of loss of income and stated that the requested documents have been faxed over.  Reinstatement and other options were discussed with the borrower and the servicer asked the borrower to call back in a few days, the documents included a P&L.  The borrower called to check the status of the documents and was informed of the P&L not being signed and dated.  The borrower stated the signed one would be faxed over on 02/14/2017.  Foreclosure status was placed on hold due to the complete package being received at the servicers on 02/21/2017.  The modification was approved on 03/09/2017 and the borrower submitted the permanent modification papers back to the servicer on 03/31/2017 and the borrower was advised payments must be in the form of certified funds.  The borrower spoke to the servicer several times during the month of 04/2017 with no significant information.  On 05/10/2017, the borrower called with an RFD of loss of income and the next communication occurred on 06/29/2017 when the servicer called the  borrower stating the permanent modification had been granted with new loan terms. The borrower informed the servicer on 07/06/2017 that  the agreement was mailed back to the servicer and there was an RFD of loss of income.  On 08/22/2017, the borrower called in to check the status of receipt of signed modification documents and the servicer informed the borrower that the documents  were received and would take about 30 days to post to the account. The borrower continues to communicate on a monthly basis from 08/22/2017 through 12/2017. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Closed when modification was approved
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  In current modification program.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95153128751	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Bankruptcy filed on XX/XX/XXXX  still active on 01/1/2017 01/4/2017 Transfer of claim XX/XX/XXXX Hazard letter 2nd call 01/11/17 Spoke with borrower HHF and they asked for installment information on loan. Advised to call back for BK team as bankruptcy is active. 01/13/2017 Check issued to XXX. Client approved for loss mitigation 01/17/2017 spoke to authorized 3rd party regarding deeding loan and modification 02/1/2017 customer contact borrower 2 states that they quit claimed the property to daughter.  12/24/2017 spoke to 3rd party regarding loan  01/31/2017 Borrower 1 sent letter to explain the home situation. States is non occupying borrower. No longer makes payments or maintains the property. Was awarded to borrower 2 in divorce decree/ copy received 02/1/2017 borrower called and went over account explained the deed to daughter. XX/XX/XXXX POC amended and borrower contact. 02/16 Borrower contact  discussed loan and missing documents reviewed 02/24/2017 spoke with Authorized 3rd party stated daughter is living in the home advised loan is 3 months. Promise to send missing documents 03/3 Missing modification documents received. 03/4/2017 BPO ordered 03/6 Court approval need for modification  03/7/2017 spoke with auth 3rd party  regarding loan 03/13/2017 Borrower contact review financials. 03/15/2017 New Escrow analysist  New payment beginning 5/1/2017. 03/18 check to XXX. 03/20/2017.. Spoke with XXX with Mortgage assistance that Borrowers daughter is living in property and loan mod is pending. 03/24/2017 Review of modification complete.. Modification agreement sent to borrower. BPO received 03/28/2017 auth 3rd party verified the modification and occupancy of borrowers daughter.  03/23/2017 FEMA declared disaster area Moratorium  03/28/2017 Spoke to XXXXauth 3rd party reviewed modification progress 03/30 spoke to occupant of home  XXXX- Daughter of Borr 2. 04/10/2017 Chapter 13 Petition Loan is 180 days delinquent executed modification sent to collateral file 04/20/2017  Borr 1 called for update on the modification advised was approved 04/27/2017 Default reason changed to excessive obligations 04/28 /2017 transferred to Bankruptcy department spoke with borrower verified trial mod payment amount, 1st payment received 05/2/2017 Check to XXXX  05/20/2017 Check to XXX. 05/31/2017 Spoke to home occupant XXX states no damage to home during storm. 06/13/2017 2nd trial payment received  check to XXX. Loan is 180 days delinquent. 006/30/2017 spoke to Borrower payment made. 07/31/2017 Spoke to customer payment made. Trial plan completed  08/4/2017 Underwriting approved permanent Modification. Forwarded to BK department and Attorney,, 08/7/2017 Court approval received petition filed. 08/10/2017 180 days delinquent. 08/22/2017 reason for default changed to curtailment of income. 08/22/2017  Borrower asked about loan assumption and advised that cannot be reviewed while in active BK.  09/5/2017 Spoke with home occupant XXX states home was removed from the bankruptcy. 09/11/2017 Spoke with borrower 2 and stated they were going to do another quit claim to son. Change in address of borrower and 180 days late. XX/XX/XXXX modification agreement fully executed and uploaded to system Loan interest reduced for 5 years 09/28/2017 Spoke with borrower asked for next payment amount 10/10/2017 change in primary borrowers address.Loan now current 10/26 Hearing by court for mod approval 12/8 Hazard policy notice. 12/19/22017 Spoke to borrower 36 day late contact
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95156155692	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 05/23/2017. Borrower called on 05/23/2017 in regards to payment mailed out 2 weeks ago. Borrower provided check numbers and advised the borrower of not being received. Borrower was advised on 07/10/2017 that account is due for 05/09/2017. Motion for relief was filed on XX/XX/XXXX. Representative advised on 07/17/2017 that borrower was looking was information and provided hardest hit information to relay to the borrower. Moratorium for FEMA disaster declared on 09/15/2017 for storms that occurred from 09/07/2017 and continuing, which expired on 12/26/2017. The loan is performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Motion for relief filed on XX/XX/XXXX
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95160956546	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  Starting 1/4/2017 through 02132017 there were 11 outbound contact attempts made.  On 2/13/2017 borrower was reached and was advised that a complete loan modification application would be needed in order to review.  From 2/15/2017 to 3/17/2017 there were another 9 outbound contact attempts.  On 3/17/2017 an authorized 3rd party was reached for account who stated they had submitted modification packet on 3/3/2017 and 3rd party was advise still not received.  The 3rd party indicated would email today.  On 3/21/2017 and 3/23/2017 outbound attempts made.  On 3/17/2017 authorized 3rd party called in and was advised of additional documents needed to complete review.  Outbound contacts made 3/29/2017 and 4/3/2017.  On 4/4/2017 authorized 3rd party called in upset that not reviewing the case for loan modification as not aware of a 37 day rule.  Counsel advised fight would fight this through court.  Outbound attempts made 4/5/2017 and 4/6/2017.  On 4/6/2017 A cease and desist alert added due to contested foreclosure.  On 4/28/2017 outbound contact made to obtain updated documents for loss mitigation application.  On 5/10/2017 another outbound attempt made and 5/12/2017,5/19/2017 and 6/15/2017 the authorized 3rd party called for update on modification.  On 7/7/2017 3rd part called to ensure that foreclosure on hold.  On 9/20/2017 the 3rd part called to see if start of modification could be moved forward 1 month due to the disaster borrowers had to evacuate and used those funds.  Modification was completed XX/XX/XXXX.  On 9/29/2017 3rd party called in to see if approved to start the modification 11/1/2017 and they were advised that modification was completed and next due date is 11/1/2017.  No further contact after this date and loan has remained current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.375%.  The maturity date of the loan was extended to 10/01/2057.  An extension also completed XX/XX/XXXX at time of start of modification due to hurricane evacuation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95161415878	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  The authorized third party called in on 01/10/2017 regarding additional documents and the agent advised that the file is in underwriting and is requesting documents. The agent went over the documents needed. The authorized third party called in on 02/28//2017 and was advised of missing documents and was provided with the fax number. Comment dated 03/06/2017 reflects correspondence received indicating borrowers are represented by attorney. Cease and desist alert was added to account on 03/07/2017. The authorized third party called in on 03/21/2017 to follow up on question on modification. The agent helped print the documents from the portal and advised third party to upload missing documents and the reason for default is noted as financials. The authorized third party called in on 04/07/2017 and was advised that the borrower was approved for a trial modification payment plan and agreement needs to be received. The third party stated can send back by 04/20/2017. The third party is requesting interest rate and why the borrower was not approved for a permanent modification. The agent advised that the past due is deferred towards the back of the loan.The third party wanted to know why borrower was not approved for a permanent modification and stated we are kicking the can. The third party was advised that the interest rate would not b e known until the final modification is approved. The third party insisted to speak with a supervisor. The agent transferred the call to a supervisor who spoke with the third party and stated was not happy with 5 year modification  and claimed that we are going to cause more issues after 5 years. The supervisor explained that the reason offered a stip to modification and explained that is the first step toward qualifying for more affordable mortgage. Third party stated not happy. The third party was offered short sale and third party stated will dispute the debt ratio. the supervisor advised third party of the appeal. The third party wants servicer to forgive some of the past due amount and was advised that they do not forgive money. the third party stated that the servicer is going to create issue and stated he knows what we are doing and will appeal. The supervisor advised third party no guarantee. The third party called in regarding status of agreement which was received. The servicer called and spoke with the authorized third party on 07/11/2017 and advised would have someone call back. The authorized third party called in on 07/19/2017 to advise that the borrower will be expecting the modification offer and will be returning documents as soon as possible. Comment dated 10/11/2017 reflects reviewed account from cease and desist population report and cease and desist was added 03/07/2017. Authorization in file as of 02/24/2017 is for loss mitigation which was completed 08//01/2017. The borrower called in on 12/26/2017 and agent advised will be getting letter to explain that the update about investor changed. The agent explained privacy information letter that was sent and the borrower requested that another one be sent  so can opt out of information being shared. The borrower verified that the property is owner occupied and intent is to keep.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  The foreclosure was closed and not completed 08/02/2017 due to completed loan  modification.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95165343406	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  On 01/09/2017, Spouse called in with Borrower's lawyer. Representative advised a Letter of Authorization is needed to discuss account. On 01/10/2017, Borrower called in and authorized Spouse to discuss account with SPOC. Representative noted that loan was acquired 06/28/2016. Borrower stated they have been sending payments to prior Servicer and never received any documents regarding loan being sold. Borrower stated the payments are wrong. Representative advised Borrower to contact their Counsel / Attorney as all information including payment mailing address and phone numbers were provided. Account is due for 09/01/2015. No other contact with Borrower was noted, and Servicer did not attempt to contact Borrower as Borrower account was flagged for Bankruptcy and Borrower is represented by Attorney. A HAMP loan modification was completed XX/XX/XXXX and Bankruptcy was removed from account on XX/XX/XXXX. Servicer is not attempting to contact Borrower as Borrower has kept account current since loan modification was completed. As of 01/05/2018, account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95166099800	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  01/11/2017 The borrower spoke with the servicer and stated that the reason for default was due to a misunderstanding in August which caused borrower to fall behind. The borrower was advised a payment in amount of $562.53 is due to complete the December payment. the borrower expressed an interest in a possible repayment plan. the borrower hung up while on hold to transfer call to account resolutions.02/14/2017 The servicer spoke with the borrower and advised total due is $1745.44. The borrower verified that the property is owner occupied and reason for default is due to illness of borrower. The agent went over borrower financials which resulted in a negative surplus and advised that additional documents are needed and gave fax number. The borrower stated will send loss mitigation package by 02/28/2017. 05/12/2017 The servicer spoke with the borrower and advised total due is $1035.53. The borrower verified that the property is owner occupied and stated reason for default is due to has been ill and had out of pocket medical expenses. The borrower refused loss mitigation assistance and stated will be sending a payment certified in amount of $426.86 to have here by the 17th. 05/27/2017 The servicer called and spoke with the borrower and advised of the total amount due. The borrower stated payment in amount of $800.0 was sent out. The borrower stated reason for default was due to pay schedule and other bills that had to be paid. 07/11/2017 The servicer spoke with borrower and advised that payment amount of $248.14 cannot be made. The borrower is willing to  speak with account resolution regarding a repayment plan. 07/20/2017 The servicer spoke with the borrower and advised that the total amount due is $163.11. 07/24/2017 The borrower made a promise to pay $800.00. The borrower stated reason for default is curtailment of income and the it is resolved. 08/09/2017 The servicer called and spoke with the borrower. The borrower stated wants to call back to make sure who is calling and the agent provided the call back number. 08/21/2017 The servicer called and spoke with the borrower and advised of the total amount due. The borrower stated has been sick and not working. The borrower stated does not want a loan modification. 09/06/2017 The servicer called and spoke with the borrower and advised total amount due of $882.49. The borrower verified that the property i owner occupied and plans on curing the delinquency. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95175850963	3	[3] Performing Loan But Strong Possibility of Going Delinquent [2] Borrower Does Not Have the Willingness to Pay	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 01/01/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/05/2018. No contact with the borrower or material information identified in the comments from 01/01/2017-12/312017. No pre approved modification offers were sent.	12/31/2017	01/05/2018
95180038664	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  Borrower scheduled a payment and advised of reason for late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Borrower reported damage due to wind and hail.  Date of loss is reported to be 10/23/2018.  A loss draft claim check was received and is pending endorsement by both Borrower and Servicer.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95188914823	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  There was no contact prior to 4/13/2017. Borrower called IVR on 04/13/2017 and they declined cell phone contact. On 04/17/2017 borrower called in to see if they have a second mortgage. Borrower was adv ised they have a payment in the amount of $2438.91 and confirmed it is with XXX. Spoke with borrower on 08/01/2017 and advised them modification documents sent back for lack of signature. Contact on 08/22/2017 borrower was advised to send back form for extended terms of 48 months for FMA. On 09/08/2017 Borrower called to check status of the modification and were advised it is still processing and  went over payments. On 10/04/2017 went over modification approval and all of the terms of the modification. Advised of the next due date on the account and confirmed owner occupied. There was no contact after 10/4/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  No further specifics.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95223644305	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  No contact with Borrower from 01/01/2017-02/22/2017. On 02/23 and 02/27/2017, Borrower called to discuss account. Representative advised of Modification documents and where to download. Borrower advised they would prefer to catch up without assistance. Representative advised Borrower of Force Placed Insurance and advised Borrower to seek alternative by purchasing their own Insurance. Servicer contact attempts unanswered from 02/28/2017- 08/10/2017. On 08/14/2017, Borrower advised they have been unemployed since 06/2017. Borrower stated they have seasonal work and the only income is Spouse's. Borrower advised hardship is temporary. Representative went over Repayment Plan and Borrower accepted. Representative updated financials and it showed that Borrower could not afford property at this time. Representative sent loss mitigation information to Borrower and advised Borrower again of Force Placed Insurance and to seek alternative by purchasing their own insurance. A pre-approved Modification was sent to Borrower on 08/15/2017, which went unanswered. On 08/23/2017, Borrower advised they will be returning to work soon and has back-pay coming. (This indicates Borrower has the same employer).  On 08/25/2017, Borrower made payment for $1,798.00, bringing account current. On 10/24/2017, Borrower called in and made payment for $932.58, effective 10/24/2017. 10/24/2017, Notes indicate there is Force Placed Insurance on account. No further contact with Borrower during review period. Borrower has kept account within 30-days, and is current as of 01/06/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95233699878	3	[3] Law suit borrower- Servicer/Lender [3] Loan exhibits evidence of litigation. [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  No contact with the borrower or material information identified in the comments prior to 10/12/2017. On 10/12/2017, the customer stated that has a lawsuit against a prior servicer about late fees.  On 11/07/2017, the borrower stated the loan was mailed last week and then hung up.  During the last contact on 11/08/2017, the borrower stated that the payment was sent out on 11/02/2017 and provided the hardship as excessive obligations.  Owner occupancy was verified during the call. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is evidence of litigation on the file.  The borrower has a law suit against the prior servcier in regards to late fees per notes dated 10/12/2017.  No evidence of resolution was cited as of the review date.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95234813665	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/04/2018. The loan was performing throughout the entire review period. As such, servicer contact attempts were limited and without actual borrower contact.	12/31/2017	12/29/2017
95246159146	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  The loan was approved for Foreclosure on 01/06/2017. On 1/18/2017, borrower called and wanted to bring the loan current. Agent discussed options, including a repayment plan and a Modification. Borrower wanted to apply for a Modification. Agent sent out application. Several outbound contact attempts were made from 2/2017 to 5/2017, but no contact was made. There are several missing documentation comments during that time period. On 6/20/2017, agent spoke with borrower. Agent advised borrower that current pay stubs were needed. Borrower stated that they would re-fax pay stubs and explained that they are paid monthly. On 6/29/2017, the reason for default was changed to curtailment of income. On 8/4/2017, borrower called and discussed that they are retired and the reason for the default is due to medical bills. The reason for default was changed to excessive obligations. On 8/17/2017, borrower called to verify that the insurance will be included in the modification agreement. Agent explained that it would be included and paid by the Servicer. The modification was completed in XX/XX/XXXX. There is no other borrower contact after the loan was modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX..  Unable to determine the next projected foreclosure step.  Foreclosure Closed - Not Completed
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95246704635	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  On 1/10/2017, authorized third party called to check on the status of mod.  Agent advised as of 12/28/2016 complete package received and to follow up once a week. On 1/18/2017, authorized third party called to check on mod.  Agent advised still in review.  On 1/24/2017, authorized third party called about the status of the mod.  Agent advised still in review. On 1/30/2017, authorized third party called about Hamp Mod.  Agent advised Hamp Mod denied due to program ended.  Agent advised of pre-approved mod and trial payment plan.  Agent advised that docs were sent and need to signed and returned. On 2/20/2017, authorized third party advised still haven't received agreement.  Gave email to send agreement. On 2/28/2017, borrower called to confirm payment amount of $2022.50 due on 3/1/2017.  Agent advised the first payment must be certified funds or wired, then the second and third payment can be taken over the phone. On 4/3/2017, borrower advised April payment will be mailed. On 5/12/2017, borrower called to see why payment mailed on 5/2/2017 wasn't applied to account.  Agent advised hadn't received funds yet.  On 5/16/2017, borrower called inquiring about payment mailed at the first of the month.  Agent advised to put a stop payment on check and then took payment over the phone. On 5/25/2017, borrower called to state payment mailed didn't clear so made a payment on IVR.  Borrower advised both payments have cleared bank and would like one of the payment be applied to the 7/1/2017 payment.  Agent advised extra payment will be used for the 7/1/2017 and then next due will be 8/1/2017.  On 6/7/2017, borrower called returning phone call.  Agent following up on agreement that was sent on 5/22/2017.  Borrower never received agreement.  Agent will send to email address.  On 6/23/2017, outbound call from agent.  Someone answered and placed me on hold.  Never picked back up so call was disconnected.  Calling about returning signed agreement.  On 7/13/2017, borrower called to inform faxed in mod packet.  Loan is current.  On 7/17/2017, borrower called to see if payment posted.  Agent advised to allow time to post.  Borrower is living in property and intends to keep property.  On 8/7/2017, outbound call.  Agent advised borrower received FMA and advised of payment.  Borrower will call back to make a payment. On 8/15/2017, borrower called in to make a payment.  On 9/6/2017, authorized third party called about mod.  Agent advised the account was modified in XX/XX/XXXX received signed agreement in July and next installment is due now.  On 9/13/2017, borrower called inquiring about an ACH form.  Agent said one can be mailed or go to website.  On 10/16/2017, borrower called into make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure closed - not completed.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95255673025	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 02/14/2017. The servicer went over the increase in taxes and insurance with the borrower on 02/14/2017. The borrower advised on 04/01/2017 they fell behind due to medical issues. The borrower wanted to make a payment at that time. Comments from 07/24/2017 through 08/16/2017 referenced multiple conversations with the borrower regarding the modification review. The borrower called on 08/22/2017 stating their hardship was resolved and wanted to discuss the pre-approved modification. The modification was completed XX/XX/XXXX. The borrower was advised on 09/14/2017 the modification agreement along with the required payment was received. The servicer informed the borrower to check back next week to ensure the loan was updated with the modification. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95256816055	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  01/01/2017 through 03/31/2017 the borrower periodically checked on status of their modification.  04/17/2017 - The borrower discussed missing docs needed for modification.  04/25/2017  The borrower was advised how to upload documents from the website.  05/10/2017 - Borrower called for a modification update.  08/04/2017 - The borrower called for the fax number.  08/21/2017 - The borrower made a payment of $1,913.52 over the phone.  They stated their intent is to retain the home.  09/01/2017 - The borrower confirmed their modification agreement had been received. The loan was modified on XX/XX/XXXX.  09/12/2017 - The borrower stated they had excessive obligations and confirmed their modification agreement had been received. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95264224313	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 12/29/2017. There was no contact evident during the review period from 01/01/2017 to 01/04/2018 . The servicer did not attempt to contact the borrower during the review period due to active bankruptcy. No loss mitigation efforts evident. The account is performing as of 01/04/2018.	12/31/2017	12/29/2017
95265341175	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  From 01/2017-06/25/2017, no response from Borrower to Servicer contact attempts. On 04/07/2017, a Skip Trace was completed with no results returned. On 06/07/2017, Loan was referred to Foreclosure. On 06/26/2017, Correspondence was received advising Servicer that Borrower is represented by an Attorney. 3rd Party Authorization was added to Borrower account. On 06/30/2017, Borrower called in to verify balance. Representative advised $157,906.83, 30 year conventional loan with a 7.75% interest rate. Representative advised borrower loan was in Foreclosure with no sale date. On 07/11/2017, Borrower's law firm called in and advised they are trying to apply for loan modification and are collecting documents. Reason for Default was updated to Death of a Family Member. Borrower had mentioned they called on 06/30/2017 and offer was not made at the time. Between 07/12 and 07/25/2017, Authorized 3rd Party and Borrower were in contact with Servicer regarding loan modification paperwork and required payments. Loan modification was completed XX/XX/XXXX. A cease and desist removal request was received on 08/07/2017, enabling Servicer to contact Borrower again. On 08/07/2017, Borrower called to advised billing statement shows past-due. Representative advised to disregard as loan modification was recently completed and account is current. Reason for Default was updated to Curtailment of Income. On 08/14/2017, Borrower called in to verify next payment due. Between 08/14/2017 and 12/31/2017, Servicer did not attempt to contact Borrower, and Borrower did not call in. Account was kept current since loan modification was completed. As of 01/02/2018, account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95265685095	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  No contact with the borrower or material information identified in the comments prior to 8/31/17. Borrower called on 8/31/17 and advised had been out of work and just got back to work, would like to make a payment, was advised due to the active litigation the borrower needs to contact attorney and inform of intentions. Borrower called on 9/25/17 regarding the modification agreement and the letter regarding late payment, account is current. Advised due to the recent modification it took a little bit for the account to show current. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.642%.  The maturity date of the loan was extended to 08/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95274777023	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  The borrower advised on 01/27/2017 they they intend to keep the property and would be applying for a modification. Comments from 02/07/2017 to 05/17/2017 referenced multiple conversations regarding the status of the foreclosure case and modification process. The borrower stated on 06/13/2017 they would be mailing their payment that day. The borrower called on 06/20/2017 to confirm their first trial payment was received. The servicer said not yet, but to try back later in the week. The borrower inquired on 10/18/2017 about setting the account up on automatic payments. The borrower called on 12/13/2017 inquiring if they setup their account on auto drafts would the December payment be made. The servicer advised the auto draft system would not go into effect for the month of 12/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95278382534	3	[3] Ability to Repay - Poor - Intervention Required

[3] Performing Loan But Strong Possibility of Going Delinquent

[2] Borrower Does Not Have the Willingness to Pay

[2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  The servicer attempted to contact the borrower weekly to monthly from 01/03/2017 through 09/26/2017 with no response. On 09/27/2017 the borrower sent in a request for forbearance assistance. The loan was delinquent at the time.  An extension was approved for six payments making the next due date 02/01/2018
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95279063496	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [2] Performing Loan But Moderate Possibility of Going Delinquent [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 1/10/17, agent contacted borrower but borrower could not talk because was at doctor office. On 3/8/17, agent informed borrower of breach letter.  Reason for default noted as self employed and work is slow.  Borrower stated can pay $2400.00 today the rest by 3/24/17 so will call back later to make payment today.  On 3/9/17, borrower advised marital difficulties and no longer lives in home.  Borrower set up payment in the amount of $3146.96 and total due is $7696.90.  On 3/21/17, borrower called and made a promise to pay by XXXX.  Agent discussed cost of force placed insurance and advised to seek own coverage.  On 3/28/17, borrower arranged to have 3/25/17 payment stopped so as to make a cashier payment.  On 3/29/17, borrower is going to bank to see who pulled money from account,.  Upon calling bank, borrower found out account is fine.  On 4/5/17, agent contacted borrower, but borrower ended call due to bad connection.  On 4/19/17, borrower advised co borrower and children are living in the house.  Borrower stated will mail payments on 4/21/17 and do financials to pursue a modification.  On 5/25/17, borrower made a promise to pay.  On 6/7/17, borrower made a promise to pay on 6/7/17.  On 6/29/17, borrower advised just didn't have time to make July payment and will try today.  On 8/8/17, borrower made a promise to pay om 8/12 and 8/16.  On 8/23/17, borrower advised will make a payment on 8/24/17 by XXXX for $1500.00 and on 8/29/17 for another $1500.00.  On 9/27/17, borrower advised experienced roof damages and mild flooding in living room.  Agent made note that property is in eligible disaster area.  On 10/2/17, borrower advised tried to make a payment on IVR, but couldn't.  Borrower stated will call back when has checking account information.  Agent advised extension was approved and next payment due is 11/17. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary on 9/27/17 states roof damage and mild flooding in living room.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95280439364	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 02/09/2017. On 02/09/2017, the borrower called in inquiring on why we are reaching out to the family.  The agent advised that after attempting to contact several times, the HAMP modification had been denied.  The customer was informed where to find the documents online for a new modification review.  On 02/27/2017, the hardship was cited as business failure and the customer asserted that wants to keep the property.  On 03/07/2017 and 03/09/2017, the homeowner was informed of the missing modification documents.  On 04/19/2017, the borrower was informed the agreement was sent on 03/31/2017.  On 04/24/2017, the caller advised that had emailed the agreement on 04/21/2017 and confirmed occupancy.  On 04/28/2017, the foreclosure status was discussed and the customer promised to make the first trial payment via wire next week.  On 05/08/2017, the first trial payment was confirmed received on 05/02/2017.  On 05/17/2017, the borrower wanted the total amount due on the loan and was informed that the trial payment is due for 06/01/2017.  On 06/01/2017, a trial payment for $1389.46 was scheduled.  On 07/11/2017, the caller was advised that the third trial payment was due 07/12/2017 and promised to mail the modification documents.  On 08/07/2017, the borrower was informed to submitigation the original signed agreement and that the e-mailed copy would not be processed.  On 08/18/2017, the customer called regarding the modification agreement which was confirmed received on 08/14/2017.  During the last contact on 09/11/2017, the borrower reviewed the modification terms and conditions and intends to keep the property.  The Hardest Hit Fund information was provided during the call.  The default reason was cited as other. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The first legal was completed XX/XX/XXXX.  Prior foreclosure proceedings were dismissed on XX/XX/XXXX as the loan was modified.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 08/01/2057.  The step interest rate terms effective:  4.0% will be effective from 09/01/2017 to 08/01/2022 ; then 5.0% starting 09/01/2022; and finally  change to 5.125% on 09/01/2023 until maturity date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95282668507	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  Right party contact was first established on 01/12/2017; the borrower provided their reason for delinquency - curtailment of income. On 02/16/2017 the borrower stated they were out of work. On 02/22/2017 the servicer sent a modification application package. On 02/27/2017 the borrower called to check loss mitigation status; the agent advised the application is completed and advised the borrower to follow up weekly to obtain updates. On 03/03/2017 the borrower called for loss mitigation status; was advised still under review. On 03/08/2017 the borrower called for loss mitigation status. On 03/14/2017 the borrower called to check loss mitigation status; was advised still under review. The trial agreement was sent 03/17/2017. On 04/13/2017 the borrower called about their HELOC. On 05/09/2017 the borrower was called for the trial payment; a promise to pay was set up for 05/15/2017 via regular mail. On 06/19/2017 the borrower called stating they will make the 06/01/2017 trial payment by the end of June; they stated they just started working again. On 07/12/2017 the borrower stated the July trial payment will be made 07/15/2017. On 07/14/2017 the borrower called to setup final trial payment. On 07/21/2017 the borrower was called; the agent advised they were approved for the permanent modification and the agreement needs to be returned by 08/01/2017. On 08/15/2017 the borrower returned a call due to an e-mail received about the payment; the agent advised it was due to the modification bringing the loan current, and they are due for 09/01/2017. On 09/27/2017 the agent made a courtesy call. On 11/02/2017 the agent made a courtesy call. On 11/29/2017 another courtesy call was made, a promise to pay by the 15th was setup. On 01/05/2018 the borrower set up a promise again for the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95283567567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  Borrower called in to make a payment in the amount of $1,329.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/10/2020
95289538278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Customer is wanting to know why his payment increased.Customer was advised that, this was due to the escrow analysis, his taxes and bank processing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95299795391	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  04/28/2017 Borrower gave verbal authorization to speak with his spouse regarding the loan. Spouse stated they were calling for modification status and was advised to send most recent signed and dated monthly expenses statement for spouse and associate requested information on their insurance carrier. 07/05/2017 Servicer received call from borrowers' spouse and was advised borrower needs to send authorization in order to speak with them; however spouse was able to schedule a payment. 07/18/2017 Borrower gave verbal again to speak with spouse on and associate advised of the total amount due and the last payment received and the line went dead. Spouse called back and was informed about the forbearance and final modification application process after the 3rd payment is made. Servicer received call from the XXXX and was advised they need authorization. 09/01/2017 Spouse advised servicer they will send in the authorization for their attorney. 09/11/2017 Spouse received call from servicer on stating they need to speak with the borrower at their earliest convenience and reason for the call is the agreement. 09/14/2017 Spouse contacted servicer to obtain fax # and address to send in the written authorization. 09/19/2017 Spouse contacted servicer  stating they will mail the agreement. 10/06/2017 Servicer attempted to contact borrower  and female that answered stated they could not speak with the borrower and hung up. 12/01/2017 Servicer received a call from spouse to schedule a payment. 01/05/2018 Comment cites there was a returned item for an invalid account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Temporary modification to begin on 10/01/2017 ending on 09/01/2022 reverting back to the Note.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95304620139	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  On 01/09/2017,  borrower called in regards to loan modification/forbearance letter.  The deferment letter  had the incorrect figures. Borrower requested to be transferred to the loan modification department.  RFD: Payment Dispute.  On 03/07/2017, borrower called in regarding unpaid tax bill.  Borrower made a payment,. There was no more contact after 3/7/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Deferment/Extension was approved in 12/2016. Processing was delayed.  Extension was completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95305491495	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  No contact from 01/01/2017 - 07/23/2017 all though the servicer made several attempts.  07/24/2017 Servicer advised borrower total amount due. Borrower advised Reason for Default is due to job change. Borrower made a promise to pay $4616.12 via web or XXXX on 08/01/2017 to bring loan current. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95314900608	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [3] Loan exhibits evidence of litigation. [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  No outbound contact attempts were made to the borrower from 1/2017 to 4/2017 due to active Litigation status. On 3/13/2017, borrower called and gave a verbal authorization to speak with HUD representative. They requested to remove two third party agencies listed on the loan. Agent gave them the fax# and email address to send the request. They stated the borrower was interested in a Modification. Agent advised of the website information to access the Modification package. Agent documented that the reason for the default was due to the death of the co-borrower. On 3/29/2017, third party called to discuss loan modification status. Agent advised of missing documentation. Borrower and third party called twice in 4/2017. Agents advised that due to the account's Litigation status, borrower was advised to contact their Attorney. No borrower contact was made from 5/2017 to 1/2018. The loan was modified in 9/2017 and remained current throughout the remainder of the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure closed – not completed
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is evidence of litigation on the file.  Details of the Litigation type was not included in the review period.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95321169870	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/01/2018.  No contact with the borrower or material information identified in the comments prior to 02/07/2017. On 02/07/2017  borrower has received the modification package. Servicer discussed the required documents needed for review.   On 02/21/2017, borrower sent the package and wanted to know the status.  Servicer advised that they have not received the package. Borrower had questions about their payment.  Borrower called in to make a payment on 03/09/2017. On 03/22/2017, 03/24/2017, 03/28/2017 and 03/29/2017, the servicer discussed the loan modification and went over the missing documentation with the borrower. On 04/14/2017, borrower called in to make a payment and loss mitigation options. Reason for default: reduction in hours. Borrower made a verbal complaint. On 04/19/2017,  borrower is still dealing with hardship and do not qualify for a repayment plan.  Servicer discussed breach letter. On 04/25/2017, borrower hung up the phone.  Servicer was unable to discuss the account.  On 05/09/2017, borrower was calling in regards to insurance. Borrower called in on 05/19/2017 and 05/22/2017 for status on the loan modification. Servicer advised that the file is under review and advised of the foreclosure status. Servicer also discussed payment history.  Borrower called in on 05/30/2017 and advised that the package has been received.  On 06/29/2017, borrower called in to make a payment. On 07/24/2017 and 07/26/2017 borrower called regarding property damage. On 07/31/2017 and 08/31/2017 borrower called in to make a payment.  On 09/06/2017 borrower called in regarding insurance. Borrower called the servicer on 09/18/2017 and advised that the modification package will be sent out today. The loan was modified on 09/23/2017. Borrower called in and made a payment on 10/31/2017 and 11/30/2017. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Per comments dated 08/31/2016, previous chapter 7 bankruptcy was filed on XX/XX/XXXX; was converted on XX/XX/XXXX and was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Property has hail damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/01/2018
95323767016	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact from 1/1/2017 to 4/12/2017. Contact attempts were made from 04/12/2017 to 06/06/2017. Borrower stated on 07/17/2017 that the delinquency reason was due to curtailment of income. Borrower is self-employed. Borrower advised of having the documents for loss mitigation back by 07/28/2017. Loss mitigation solicitation was mailed on 07/20/2017. Loan was referred to loss mitigation on 07/27/2017 with partial documents being noted on 08/08/2017 in which the borrower was advised of this on 08/11/2017. Borrower promised to send in documents. Documents were received on 08/16/2017. Contact attempts were made on 08/08/2017 and from 08/16/2017 to 08/22/2017. Loan modification agreement was mailed to the borrower on 08/24/2017 and advised this to the borrower on 08/28/2017. Final loan modification agreement was returned on 09/08/2017 with good faith payment and was modified on XX/XX/XXXX. Contact attempts were made on 09/07/2017 and 10/03/2017 and automated clearing house solicitation was mailed on 09/21/2017. No contact after 9/21/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95324538592	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  No contact with the borrower or material information identified from 01/01/2017-03/20/2017. 03/21/2017 Borrower called in to request a modification. Agent went over loss mitigation options but borrower did not have updated financials. Reason for default was due to excessive obligations. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Foreclosure was closed and billed on XX/XX/XXXX as the loan was modified
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 09/01/2022.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95336476061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  Customer called to advise she made a payment via XXXX 2020-01-10 . Payment not yet recieved
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95340971072	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  The borrower called in on 01/20/2017 and verified that the property is owner occupied and stated reason for default is due to excessive obligations stating has medical bills and funeral costs as daughter passed away. The agent went over all documents needed and provided the fax number. The borrower called in on 02/21/2017 and was advised need the loss mitigation application and the pay stubs for XXXX. The borrower called in on 02/22/2017 and stated is getting the documents together and will fax them tomorrow and advised reason for default as curtailment of income. The borrower called in on 03/13/2017 for modification status and was advised of missing documents. The borrower stated sent in missing documents last week from conversation on the 21st. The agent advised that the documents have not been acknowledged yet. The borrower called in on 03/24/2017 and was advised need letter of explanation on the number of months is employed with the school and the borrower stated 12 months is the pay from school. The borrower stated will fax in letter of explanation just in case verbal is not good enough. The borrower called in on 03/28/2017 and was advised about the letter of explanation and stated will fax that in today. The borrower called in on 03/29/2017 and asked for fax number to send in documents. The borrower called in on 04/05/2017 and was advised of what documents are still needed and to send them in. The borrower called in on 04/20/2017 and was advised that the signed and dated loss mitigation application is needed and borrower stated will fax in. The borrower called in on 04/26/2017 and inquired about the status of the loan modification and was advised need the loss mitigation application as the one on file is outdated and need a current date. the borrower stated will fax in today. The borrower provided consent to call cell phone using the automated dialer. The borrower called in on 04/27/2017 and was advised of the modification status and advised is submitting a new loss mitigation application. The servicer called and spoke with the borrower and advised need the first page of the loss mitigation application and stated all other documents were received. Borrower advised will fax today. The borrower called in on 05/09/2017 for the status of the documents stating faxed in all pages of the loss mitigation application last week. The agent advised not showing received at this time. The borrower called in on 05/16/2017 asking about modification documents and the agent advised that the modification is under review and to allow 30 days for a decision. The borrower called in on 05/23/2017 and was advised that the 3 month trial modification plan agreement was sent on 05/23/2017 and that the first trial plan payment is due in amount of $1090.81. The borrower called in on 05/25/2017 and advised that the trial modification  plan agreement has not been received. The borrower ended the call while on hold. The borrower called in on 07/07/2017 to make sure that the foreclosure is on hold and the agent advised borrower that it is on hold. The borrower called in on 07/25/2017 and advised that payment in amount of $1090.81 was sent next day service and provided tracking number. The borrower stated will call and do the next payment over the phone. The borrower called in on 08/08/2017 stating received a letter stating information was incorrect for payment and the agent advised that the loan number was wrong but did apply to account. The borrower called in on 08/18/2017 and authorized agent to process payment in amount of $1090.81 and was provided with the payment confirmation number. The borrower called in on  09/13/2017 to make the third trial plan payment and authorized agent to process payment in amount of $1090.81 and was provided with the payment confirmation number. The borrower called in on 09/25/2017 and was advised of the cost of lender placed insurance and to seek alternative by purchasing their own insurance. The borrower stated that the intent is to keep the property and that the reason for default is curtailment of income. The borrower called in on 09/28/2017 to check the status of the loan modification. The borrower called in on 10/05/2017 along with their insurance agent and provided verbal authorization to speak with the insurance agent and then hung up. The borrower was advised to contact insurance agent and advise that the account is now escrowed. The borrower called in on 10/10//2017 to see when the next payment is due and agent advised 1028/2017. The borrower authorized agent to process payment in amount of $1098.18 and was provided with the payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  The foreclosure was closed and not completed XX/XX/XXXX due to a completed loan modification.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95350725672	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/02/2017. Throughout the review period, the borrower has been non-responsive to at least 40 contact attempts. The loan has been performing since modification approval and completion in August 2017. With no contact made or received, there is no reason for default available and no evidence of change in the borrower's situation or income available.	12/31/2017	01/02/2018
95354986694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95368325717	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  01/17/2017 Borrower made a payment and provided his reason for default. - 03/15/2017 Borrower 2 passed away and business failure. Agent went over the borrowers options. - 03/21/2017 Payoff was requested - 03/28/2017 Borrower provided verbal authorization to speak with a 3rd party. 3rd party advised that she would like to purchase the loan and wanted to know if the 2nd was included in the payoff. Agent advised it would not be included. - 03/29/2017 Borrower requested a payoff. - 04/10/2017-05/02/2017 Agent provided the borrower with a list of documents still needed for the modification review - 05/05/2017 Borrower called for a modification status - 05/18/2017 Agent went over the terms of the approved modification. - 05/24/2017 Agent advised to send all pages back for loan modification. - 05/31/2017 Reason for default was excessive obligations. Borrower advised he sent in stip to mod last week - 06/14/2017 Agent advised the 1st trial payment needs to be certified funds - 06/23/2017 Borrower called to see if the payment was received - 08/03/2017 Borrower called with concern about her payments not being applied correctly -  08/10/2017 Borrower advised she sent in a trial payment for the 1st and 2nd mortgage but both payments were applied to one account and wanted that corrected - 08/21/2017 Borrower called to make a trial payment. Reason for default was due to the death of borrower 2 - 09/13/2017 Borrower called for an update on final modification agreement - 09/22/2017 Agent advised the signed modification agreement was received. There was no contact after 9/22/2017.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Foreclosure was closed and billed on XX/XX/XXXX as the modification was completed
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 09/22/2022.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95379634145	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2017.  On 02/06/2017, the borrower's attorney firm called for the loan modification status. The servicer advised a whole new loss mitigation packet is needed. On 02/24/2017, the borrower's attorney called and discussed the documents needed for the loss mitigation review. On 03/29/2017 the borrower's attorney firm called for modification status. The servicer notified the borrower that last documents sent were not received. On 04/05/2017, the borrower called for the document status and the servicer advised the borrower of the additional documents needed. On 04/27/2017, the borrower called in to discuss the loss mitigation agreement. On 05/04/2017, the servicer called the borrower to advise them of missing documents needed to complete the loss mitigation review. On 05/10/2017, the borrower's attorney firm called in to find out the status of the loss mitigation review. On 05/18/2017, the borrower called in to check the status of the loan modification. On 06/20/2017, the borrower's attorney firm indicated the property is owner occupied and wanted to know if automatic draft payments is available. The servicer advised automatic payments can be completed once the trial payment plan is completed and the modification has been booked. The reason for default was notated as curtailment of income. On 09/13/2017 the borrower's attorney firm called in and indicated they would return the modification agreement the next day. The firm advised the agreement was delayed due to an area power outage. There was no contact after 9/13/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  The foreclosure was closed due to the completed loan modification. Comments on 04/21/2017 indicated the foreclosure was contested due to an answer filed. The answer was filed on XX/XX/XXXX.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2017
95382096699	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  The borrower called to confirm the insurance premium was paid. The Servicer confirmed the insurance premium was paid with payment on 10/25/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/08/2020
95389042926	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 02/09/2017. Borrower called 02/09/2017 and stated will make payment by 02/28/2017. RFD cited as excessive obligations. Servicer called borrower for payment. Borrower stated had emergency illness and will make payment by 05/31/2017. Borrower called 06/12/2017 and stated his daughter was hospitalized in March and wife had surgery in April that caused her to miss work. Borrower stated he will make payment online 06/23/2017. Servicer sent loss mitigation package. Borrower called 07/03/2017 and stated has sent modification in. Servicer advised to give 30 days for processing. Loan was modified XX/XX/XXXX. Servicer called 09/26/2017 to give account status. Loan has been performing since modification completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95389215032	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 01/25/2017, Borrower called in regarding modification that was sent. Representative advised that agreement was resent 11/18/2016 and the modification was denied because there was no response received and advised Borrower they can reapply, as well as going over HUD information. On 01/27/2017, Borrower called to discuss account. Representative offered non-retention options and Borrower declined and stated Servicer can Foreclose on home and stated it was Servicers fault that mod was not received and Borrower is not interested in any other options. On 01/30/2017, Borrower called with Third Party XXX. Representative advised Counselor that documents how they are still in route from borrower and were never received and that Borrower needs to reapply. On 02/24/2017,  Borrower called to check status of modification. Representative advised Borrower and advised of Breach and Foreclosure, and that no sale date had been set. Representative advised Borrower to call back on 02/28/2017 to verify modification documents were received. Foreclosure was resumed on 04/10/2017, pending trial payments received from Borrower.  Borrower made all required trial payments. There was no contact with Borrower other than Servicer leaving messages for Borrower to make payments and return modification documents. Loan modification was completed XX/XX/XXXX. There has been no further contact with Borrower. Servicer has attempted to contact Borrower a couple of times since the Modification was completed with no success. Account is current as of 01/03/2018, and no delinquency since modification was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95392451436	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  Between 1/1/2017 and 3/26/2017, outbound calls to borrower on a semi-weekly basics with no response from borrower. On 3/27/2017, Preapproved STIP to Mod sent, must have signed agreement returned to accept plan. On 4/17/2017, Borrower calling to find out if agreement was received. Agent spoke with borrower and provided total amount due and status of Foreclosure. Borrower stated mailed the preapprove Modification 3 times last week. Agent advised did not receive and to resend it. RFD: Loss of income, co-borrower left. On 4/18/2017, received the Modification agreement. On 5/9/2017, borrower stated RFD due to Loss of Business and is getting a divorce. Requested Bank information to wire payment. Also discussed Short Sale and Deed-in-Lieu, but borrower stated wanted to retain ownership. On 6/14/2017, borrower called to follow up on Modification and wanted to make the second Trial Payment with Debit Card. Agent advised of XXXX. On 7/27/2017, 8/4/2017, Agent called and advised borrower FMA may take up to 30 days, borrower will continue to make Trial payments until it's completed. On 8/23/2017, borrower called in and scheduled payment for $1223.05. On 9/13/2017, call and spoke with borrower who stated mail FMA on 9/8/2017. On 10/19/2017, Spoke to borrower, completed XXX. Agent advised of web and all payment options. There has been no contact since 10/19/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on 03/08/2017.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95392676355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  The Servicer received a call from the borrower to make a payment and also to inform the Servicer of the illness of the principal Mortgagor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/10/2020
95399059241	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  No contact with the borrower or material information identified in the comments prior to 5/11/17. Borrower was contacted on 5/11/17 and 5/17/17, was advised of total amount due and indicated did not know payment was behind. Was advised of breach letter but once borrower sends loss mitigation application, breach is placed on hold. Borrower stated will mail one payment in the amount of $1141.40 on 5/26/17 by regular mail. Payment dispute was opened. Borrower called on 5/18/17 and advised is interested in a loan modification, was advised of documents needed. Borrower advised the property is owner occupied and borrower intends to retain. Borrower declined to give consent to call cell phone. Borrower called on 5/22/17 and gave permission to speak with 3rd party. Attempting to figure out balance owed, borrower advised agreed to defer 3 payments to the end of the note. Pay history was requested. Was advised payment in August for June was returned. Borrower indicates has assistance package. Was advised of demand expiration date. Borrower advised servicer on 5/24/17 that loss mitigation application was faxed in, was advised to call in 7 days to follow up. On 5/25/17 borrower advised mailed payment in the amount of $1141.40. Discussed missing loss mitigation documents. On 5/26/17 borrower called with questions regarding payments, request to mail payment history was placed. Borrower was advised of missing documents and to send third party authorization for daughter. On 6/1/17 borrower advised reason for default is loss of income, advised documents were faxed on 5/30/17, was advised have not been uploaded yet, advised of timeframe and asked borrower to follow up in a few days. Borrower was contacted on 6/5/17 and 6/9/17 and advised needed retirement letter, if retirement deposited into bank, send bank statement. Borrower was contacted on 6/12/17 and advised of pending documents, borrower asked for the payment history, advised borrower still showing 2 payments due. Discussed documents needed on 6/15/17 and borrower followed up on 6/19/17 and 6/27/17, was advised modification is under review. Borrower called for payment status on 6/30/17 and was advised account is current. Borrower called on 7/14/17 and was advised the modification was approved and sent out on 7/10. Discussed terms and advised 1st payment is due August 25 in the amount of $983.92. Borrower returned call on 7/27/17 and was advised to disregard call about sending agreement back, already received. On 8/28/17 borrower advised was returning a call, was advised was a follow up call from customer care, discussed pay history and insurance. Spoke to borrower on 11/21/17, advised total amount due. Borrower advised is having issues with doctor's bills, has had 2 surgeries and is scheduled to have another. Borrower asked about deferred amount. Agent wasn't sure, explained deferred amounts are due at maturity and don't accrue interest. Borrower called on 12/21/17 regarding total amount due, indicated daughter pays and will place in mail. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 8%.  The maturity date of the loan was extended to 04/25/2037.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95402479929	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 01/05/2017, Authorized Third Party with XXXX called to follow up on loan modification. Representative advised loan is no longer being reviewed for a HAMP modification and if there is a modification it would have to be an in-house modification. Representative advised of missing documents needed for modification review. Third Party advised they would fax documents in as soon as possible. On 02/13, 03/14, Contact was made with Third Party again regarding status of Modification and review of Trial Payment and Modification terms. No further contact with Borrower's Representative until 08/17/2017, when Borrower called to find out why payments made during Bankruptcy did not go towards account. Representative advised that payments were received for the Trial and they were posted to account. Representative advised that they would send out a payment history for the life of the loan. Representative went over Modification terms with Borrower and with Third Party that Borrower authorized on call, which included explaining how a Step-Modification worked and advised Mod will being at a 4% interest rate and will step to 7.875% by the 9th year, where it will be capped with a P&I payment of $1,326.64. On 12/19/2017, Borrower called to find out why someone was taking pictures of their home when account is current. Account is current as of 12/29/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95415364613	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  No contact until 3/15/2017. Borrower called on 3/15/17, advised mailed payment on 3/15/17, advised payment delayed due to winter storm, advised owner occupied, reason for default is excessive obligations. On 5/12/17 the borrower was contacted and advised of total amount due, advised is able to make entire payment by n5/31/17, advised mother was ill and gave more money to her than he should have. Borrower called on 5/24/17, indicated is waiting for funds from 401k to make April and May and June for total of $2373.18 by 5/31/17. Borrower called on 9/6/17, advised mailed a check for $2300 on 8/30/17, also advised the reason for default is unexpected bills, which have been taken care of. Borrower refused to update financials. Borrower was informed of escrow change and assistance options. Borrower called on 9/8/17 to follow up on the payment he mailed in last week, was advised payment has not been received, borrower advised will follow up next week. Borrower called on 9/11/17, advised credit reporting is not accurate. Borrower also advised sent a check to bring account current, was advised to give it a few more daysNo contact after 9/11/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95418173800	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  No contact prior to 8/7/2017. Loan modification approval sent to borrower 08/07/2017. Borrower called 08/30/2017 regarding loan modification agreement. Servicer advised of terms. Loan was modified XX/XX/XXXX. Borrower stated there was some property issues after hurricane, there was a foot of water in the garage, but no damage to home. Water receded and he is not filing any claim. Borrower requested extension relief. Servicer approved 3 month disaster extension and loan due 01/01/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95425469214	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Comments from 02/21/2017 through 06/01/2017 referenced multiple discussions regarding the application for the modification as well as making trial payments. The borrower advised on 07/03/2017 of their hardship due to reduced income. The borrower discussed the foreclosure letter and and made a trial payment. The borrower inquired on 08/10/2017 if everything was received to process the modification, and they also wanted to make a payment. The servicer confirmed everything was received for the modification. The borrower called on 08/29/2017 stating they did not need to discuss the terms of the modification, but inquired if they needed to pay the insurance premium. The servicer advised no due to insurance was included in the new escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95439428471	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A supplemental Proof of Claim was filed on XX/XX/XXXX. A prior chapter 13 bankruptcy was filed on XX/XX/XXXX and dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 12/29/2017. There was no contact evident during the review period from 01/01/2017 to 12/31/2017. The servicer did not attempt to contact the borrower during the review period due to active bankruptcy. No loss mitigation efforts evident. The account is performing as of 12/31/2017.	12/31/2017	12/29/2017
95451579054	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  No contact with the borrower or material information identified in the comments prior to 02/02/2017. On 02/02/2017 the borrower was contacted to discuss their payments. On 04/04/2017 the borrower was contacted to discuss their escrow account. On 07/06/2017 and 07/20/2017 the borrower called in to discuss the account. The RFD is noted as that there were two fires inside the property that was not covered by insurance. On 08/01/2017 and 08/02/2017 the borrower called in to discuss the modification review. On 08/16/2017 the borrower called in to discuss the modification review. The call was escalated because the borrower was upset the documents they have sent in weren't being received. On 08/22/2017 the borrower was contacted to discuss the modification review. On 10/04/2017 the borrower called in to discuss the account status. On 12/28/2017 the borrower was contacted for a payment reminder. The RFD is noted as excessive obligations. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 1%.  The maturity date of the loan was extended to 09/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95455012448	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  There was no contact prior to 3/16/2017. On 03/16/2017 the borrower was contacted to discuss their intention for the property. They stated that the other borrower no longer lives in the property due to a divorce. On 04/05/2017, 04/14/2017, 05/02/2017, 05/16/2017 and 05/23/2017 the borrower called in to discuss the account and modification. On 05/26/2017 and 06/02/2017 the borrower was contacted to discuss the account. On 06/09/2017, 06/16/2017, 06/22/2017 and 06/28/2017 the borrower called in to discuss the account and modification. On 08/11/2017 the borrower called in to discuss the account and the modification. They were advised of an upcoming foreclosure sale date. On 09/13/2017 the borrower called in to ensure a document they sent in was received. There was no contact after 9/13/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  The foreclosure was closed due to a modification on XX/XX/XXXX.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 09/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95457696834	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Evidence of deceased borrower(s).

[2] Performing Loan But Moderate Possibility of Going Delinquent

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  No contact with the borrower or material information identified in the comments prior to 3/15/2017. Initial contact during the review period was made on 3/15/2017, in which a repayment plan was set up; however, no specific details of the plan were provided. The Reason for Default was cited as a temporary curtailment of income. Contact was made on 3/20/2017, in which the borrower indicated would make a payment on 4/7/2017 and was unsure when was able to pay the remaining balance. On 4/14/2017, the borrower inquired about modification documents needed for the review. The borrower called in on 5/1/2017 to check the modification status; the borrower was advised that the loan modification was under review and no additional documents were requested. On 5/8/2017, the borrower was advised that a 3-month P&L was needed. The borrower called in on 5/17/2017 to check on the modification status, no documents were requested and the modification is still in review. On 6/19/2017, the borrower was advised of the approved trial modification plan with the first payment due 7/1/2017. The borrower called on 8/28/2017 and stated had mailed back the modification agreement. The last contact was made on 9/7/2017, in which the borrower was following up on the modification status. The modification was completed. Loan is performing.  Borrower is deceased and ---.  The date of death is XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Comments indicated the previous foreclosure was closed and billed on XX/XX/XXXX due to the completed modification.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95462802123	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 1/19/17, agent confirmed taxes were paid.  Agent advised of repay options.  Borrower stated was previously denied for modification but has spouse's income to add and will reapply.  On 3/15/17, borrower called to see if modification documents were received.  Agent advised they were not and suggested borrower resend them.  On 3/27/17, borrower asking if modification documents were received and agent said yes.  Borrower gave verbal authorization to speak with spouse.  On 4/3/17, borrower checking on modification.  Agent stated documents are missing.  Borrower stated they were faxed on 3/30, and agent advised to give it a few more days.  On 4/10/17, borrower checking on modification.  Agent advised borrower sent documents to wrong address and gave borrower fax number.  Borrower stated will fax missing documents today.  On 4/13/17, borrower checking on missing documents and agent confirmed they were received.  On 4/24/17, borrower asked about modification status and agent advised in underwriting review.  On 5/3/17, borrower called to advise will be accepting the modification and returning.  Agent advised of certified funds for first payment.  On 8/21/17, borrower needed Spanish speaking line, but call was lost while transferring.  On 8/29/17, borrower checking modification, agent advised modification received and first payment is due 8/10/17.  Borrower stated no damage from disaster.  On 12/26/17, borrower called to verify taxes were paid and agent advised yes taxes are escrowed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95464419811	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 02/15/2017. On 02/15/2017, spoke with Authorized Third Party, advised third party HAMP Modification expired on 12/31/2016. Advised of reinstatement Repayment Plan and Modification as last option. Third party wanted to reapply for a Modification. Agent updated financials and opened a Mod referral. On 5/26/2017, Primary borrower call in and declined consent to call cell phone using automated dialer. Borrower's Attorney called in and requested an update of Modification. Agent advised need letter from primary borrower on the number of months the school pays them. On 6/1/2017, Third party from Attorney Law Office, called to request a loan Modification. Agent advised per 6/1/2017 note, is in Underwriting. Third party stated will check back next week. On 6/7/2017, outbound call, spoke with borrower and advised Modification still pending, advised to stay in touch. On 6/12/2017, spoke with borrower, calling to advise that the underwriting has changed as of today and there are no delays in the review process. Advised to call with any questions. On 6/16/2017, called and advised borrower Modification Trial Plan was sent out. Advised of the Trial Payment Plan amount and Due Date. On 6/20/2017, called and advised borrower of Strip to Mod due back by 7/12/2017. Borrower advised will be mailing it back tomorrow. On 7/24/2017, borrower called in to confirm mailing address for payment. Borrower stated will mail out the August payment now. Borrower refused to give reason for default, said it was the same as last time and does not want to bring it up again. On 9/14/2017, Borrower called to see if Servicer received the agreement. Agent advised did receive it and next payment due is October. On 10/31/2017, borrower called in to get mailing address for payments. On 12/5/2017, borrower calling about the December payment he mailed 11/29/2017. Agent advised to allow time for mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95466454868	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  02/09/2017 Borrower called in to try and make one payment. Servicer advised borrower unable to accept one out of five due to discuss modification. Servicer updated financials and also discussed short sale and DIL. Borrower sated that she is living in the property. RFD is noted as curtailment of income. Borrower lost job and is now living on social security. 02/14/2017 Borrower advised is filling out LMA and wife is assisting. Borrower authorized wife. 02/21/2017 Borrower called in and gave authorization to speak to son and was following up on loan modification. Servicer advised of the missing documents. 03/01/2017 Servicer contacted borrower and borrower verbally authorized servicer to speak to wife. She advised may have sent documents to the wrong number and was advised of all missing documents. 03/13/2017 Borrower gave verbal authorization to HUD counselor who advised will fax in complete package. 03/29/2017 Servicer called borrower and borrower was asking for status of the modification review. Servicer advised no update at this time. 04/11/2017 Servicer contacted borrower who advised they did receive the trial plan and they did sign it and mailed back. 04/1/42017 authorized 3rd party called advised sent trial plan back and servicer advised first payment is due 05/09/2017. 04/18/2017 Authorized spouse called and servicer advised they have not received the agreement yet and she hung up. 05/03/2017 Borrower called to see if payment was received. Servicer advised payment was received. 07/12/2017 Borrower called in to follow up on the loan modification. Servicer advised is in underwriting. 07/2/42017 Servicer advised authorized spouse that agreement was received on 07/21/2017 and the first payment is due 09/09/2017 in amount of $1231.68. 08/28/2017 Authorized spouse called regarding payment. Servicer confirmed XXXX payment information and advised of payment options. Authorized caller advised will make payment today via XXXX. 09/14/2017 Borrower called in to go over the modification terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95474845333	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  There were several attempts from 01/2017 through 3/2017 but no contact was made. On 04/04/2017 the borrower was contacted and advised of the total amount due. The borrower was given loss mitigation options and was advised of necessary financial documents. The borrower stated that the co-borrower doesn't work. On 04/21/2017 the borrower called for a status update; emailed documents on 04/13/2017. The borrower was advised that the documents were not received and was given a fax number. On 05/05/2017 the borrower was called and informed that she was approved for a 3 month trial plan in the amount of 1757.24; effective 6/01/2017 through 08/01/2017. On 05/18/2017 the borrower called in and stated that she would mail certified funds. On 05/31/2017 the coborrower called to confirm receipt of the June's payment. On 08/10/2017 the borrower stated that the modification agreement was sent back on 08/07/2017. On 08/15/2017 the borrower was called and informed that the signed agreement was received. The reason for delinquency was cited as excessive obligations. The loan was modified on XX/XX/XXXX and has remained current. The foreclosure was closed and billed. On 09/29/2017 the borrower called and made a payment in the amount of $1750.14; effective 09/29/2017. On 10/27/2017 the borrower called and requested to be transferred to the insurance department. No additional information was provided in the commentary. On 12/28/2017 the borrower called and stated that she would be making a payment online. A payment in the $1750.14; effective 01/01/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95489015679	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 01/03/2017, the borrower was approved for a 3 month repayment plan with a down payment of $2000.00; effective 01/XX/2017 through 03/18/2017. The borrower called on 01/11/2017 and stated that he would send $2000.00 by 01/XX/2017. On 01/XX/2017 the borrower called in to get the wire information and a payment for $2000.00 was received via wire. The borrower was contacted on 03/06/2017 and was advised that the down payment of $2000.00 was received. However, the plan payment for 02/16/2017, in the amount of $1101.25 was not received. The borrower stated that the payment was mailed on 02/24/2017. The commentary reflects that the plan was cancelled on 03/07/2017. On 03/08/2017 the borrower called in and promised to mail a payment in the amount of $1150.00 by 03/15/2017. There were several attempts in 4/2017 but no contact was made. On 05/17/2017, the borrower called in and made a payment in the amount of $1020.00; effective 05/17/2017. There were several attempts in 6/2017 but no contact was made. The borrower called in on 07/20/2017 the borrower made a  payment in the amount of $1300.00 and a loss mitigation application was sent to the borrower. On 07/23/2017, the borrower was advised of the total due for $3514.81. The borrower stated that they were currently pursuing loss mitigation assistance. On 08/03/2017 the borrower was informed that the modification was with the underwriter pending review. The reason for delinquency was cited as death of a family member. On 08/21/2017 the borrower called in and stated that he mailed the modification agreement on 08/16/2017. The agreement was received on 08/23/2017. The loan was modified on XX/XX/XXXX and has remained current. On 09/25/2017 the borrower received a customer care call at which time the terms of the modification were discussed. On 10/10/8017 the borrower was contacted and authorized a payment in the amount of $711.92; effective 10/10/2017. On 11/09/2017 the borrower received a welcome call and was advised of the total amount due.  There were no contact attempts for 12/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95511822991	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  On 01/31/2017, the borrower is contacted stating that the modification agreement is missing signature and court approval for the modification.  The borrower called on  02/07/2017 asking why her son still had to sign the agreement and it was due to the fact that she needed his income to be approved for the modification and the agent referred the borrower to the bankruptcy attorney. As of 02/27/2017, the borrower states the bankruptcy has been discharged and there is no court approval needed. On 03/16/2017 the modification is denied for missing signatures on the modification and on 03/31/2017 the trial modification is approved as the signed documents have been received. The divorce decree is needed showing who was awarded the property in the final divorce on 04/18/2017.  The borrower received an email with the modification paper work in it and could not open the attachment and the servicer told the borrower the original was mailed to the borrowers home address on 05/01/2017.  The property is located in a FEMA disaster area from 03/16/2017 storms per the notes on 05/31/2017.  The borrower called asking why the payment had not been taken from the bank account and the agent asked the borrower to contact the bank to check on the status of the online bill pay on 06/02/2017. On 07/14/2017 the borrower is approved for a permanent modification.  The borrower called for clarity on the terms of the modification on 08/03/2017 and was advised the payment was received as well.  There was no contact with the borrower for 09/2017 through 12/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  MFR XX/XX/XXXX
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  Trial payemtns 03/31/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95512119514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  Per the comments, borrower made a payment and reviewed account with borrower. Reviewed loan details, current year end statement and mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hurricane Dorian - 12/09/2019	01/31/2020	02/06/2020
95513530023	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/06/2018. The loan was reviewed with data provided from 01/01/2017 through 12/29/2017. No contact with the borrower during the review period. The borrower was in an active bankruptcy from the start of the review period until 11/2017. The loan has been performing since 9/2017.	12/31/2017	12/29/2017
95516582465	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  Initial contact during the review period was made on 1/23/2017, in which the borrower inquired about a previous modification agreement and payments that were made. The RFD was cited as a excessive obligations. On 1/25/2017, the borrower indicated had mailed a payment in the amount of $3779.32. The borrower also indicated would make the February payment before 2/16/2017. On 2/6/2017 and 2/24/2017, the borrower called to follow up on the modification and servicer advised that the modification was in processing. The borrower called on 6/12/2017 to follow up on a letter that was received; no additional information provided. On 8/15/2017, the borrower called in regard to a modification follow up; the servicer indicated the modification agreement will be sent. The borrower was contacted on 8/25/2017 and had questions in regard to the modification as the borrower stated received more than one agreement. The last contact was made on 8/29/2017, in which the borrower was informed of the modification terms and stated did not want to set up ACH payments. There was no contact after 8/27/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  A previous foreclosure was closed and billed due to an approved modification.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95516718285	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  No contact with the borrower or material information identified in the comments prior to 02/03/2017. On 02/03/2017 and 03/14/2017 the borrower called in to discuss a modification review and the account status. On 05/01/2017 and 06/09/2017 the borrower called in to discuss their recent payment. On 07/06/2017 and 07/07/2017 the borrower called in to discuss the account. They discussed the breach letter, modification review and recent bankruptcy. On 07/13/2017, 07/26/2017, 07/27/2017, 08/07/2017, 08/08/2017 and 08/09/2017 the borrower called in to discuss the modification review. On 09/15/2017 the borrower was contacted to discuss their payments. On 10/23/2017 the borrower was contacted to give them a payment reminder. They discussed their ACH. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 5.35%.  The maturity date of the loan was extended to 08/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95532766038	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  No contact prior to 5/23/2017. Borrower contacted servicer on 05/23/2017 in response to the pre-approval and requested an extension. Associate advised extension is not possible borrower needs to sign as soon as possible and the first payment would be due in June. Servicer received call from authorized third party (ATP) from XXX to confirm the first payment was received and was advised payment received on 06/29/2017. Borrower contacted servicer on 07/01/2017 authorized the use of their cell number  and scheduled a payment with the effective date of 07/03/2017. On 07/11/2017 ATP from XXX inquired on the 2nd payment of the trial and associate advised payment received and educated ATP on the final process after the 3rd payment is made. Borrower called on 08/01/2017 to schedule the 3rd payment; with the ATP calling on the 7th to verify 3rd payment was completed. Associate advised to call once a week for status update on the modification. Servicer received called to verify if the final modification agreement was received as it was sent on 09/12/2017. Servicer received call from ATP and was advised the modification booked ad next due for 10/01/2017 and no foreclosure. Servicer also spoke with borrower on 09/28/2017 declining the use of the cell number. There was no contact after 9/28/217.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to 09/01/2057.  Loan was approved for a temporary modification starting on XX/XX/XXXX ending 09/01/2022 reverting back to the original note with a maturity date of 09/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95544168737	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  Several attempts were made in 1/2017 but there was no contact. On 02/27/2017 the borrower called in and stated that he made 2 payments in the amount of $800.00 each; effective 02/28/2017 and 03/03/2017. Several attempts made from 3/2017 through 4/2017 with no contact. On 05/01/2017, the loan was referred to legal counsel. On 05/30/2017  and 06/01/2017 the secondary borrower was contacted. However she stated her husband handles account. No payment commitment. On 06/02/2017 the primary borrower called in to see if he could make a payment. The borrower's financials were updated and the borrower was sent a workout packet. On 06/06/2017 the co-borrower gave a number to contact her husband and message was left. On 06/22/2017 the borrower called in to confirm receipt of the modification packet. The borrower was advised of documents needed for review; the reason for delinquency was cited as curtailment of income. The borrower called in on 06/27/2017 to inform the agent that the missing documents were faxed.  The borrower was advised to call back in 1 week for a status update. The borrower called on 06/30/2017 because he received a document regarding a sale date of 08/30/2017. The borrower was advised that there was nothing noted in the system regarding a sale. The borrower was also advised of missing documents. On 07/06/2017 the borrower called for a status update and was advised to call back. On 07/07/2017 the borrower was advised of additional documents needed in order to complete the review. On 07/17/2017 and 07/24/2017 the borrower was called  for a status update and was advised the  modification was under review. On 08/08/2017  and 08/14/2017 the borrower was advised that the modification and good faith payment were received; continue follow up. The loan was modified on XX/XX/XXXX and has remained current. The foreclosure was closed and billed. There were several attempts from 9/2017 through 12/2017, however, there was no contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95549058196	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  No contact with the borrower or material information identified in the comments prior to 02/15/2017. On 02/15/2017, the borrower called about the resolution department letter about needing to sit down with an attorney or lose rights.  The agent advised that this letter was sent in error and it is meant for those in the state of Washington.  The customer was informed of the missing modification documents and verified owner occupancy.  On 05/30/2017, the customer called about the pre-approved modification offer and will return it along with the payment.  On 06/02/2017, the borrower confirmed receipt of the stipulation to modification.  On 09/01/2017, excessive obligations was cited as the hardship and the borrower was informed that the modification agreement was mailed.  On 09/11/2017, the borrower called with questions about the modification agreement.  During the last contact on 09/27/2017, while in the process of completing the welcome call, the borrower put the call on hold and then disconnected the call. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The next projected foreclosure step is first legal/NOD.  Prior foreclosure proceedings were closed on XX/XX/XXXX due to the modification.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.625%.  The maturity date of the loan was extended to 09/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95552682273	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  Cease and desist was noted on 01/XX/2017. Borrower advised on 02/03/2017 that they were previously denied a modification and was going to send in documents in order to apply for a new modification. Borrower called on 02/13/2017 and was guided on how to print documents off the website. Also provided borrower with fax number to send a request to remove cease and desist. Follow up was done by borrower on 03/06/2017 and was advised of missing documents needed. Reason for delinquency was noted for curtailment of income. Missing documents were received on 03/08/2017 as well as request to remove cease and desist. Borrower was advised of modification review on 03/14/2017 with trial modification sent on 03/27/2017. Borrower was advised of terms and first due on 03/28/2017 and was advised of cease and desist removal on 03/31/2017. Borrower was also advised to overnight the trial documents on 03/31/2017. First 2 payments were received on 04/03/2017 and 06/23/2017. Borrower thought on 07/03/2017 that all three payments were made but advised the borrower missing the third payment. Borrower advised on 07/11/2017 that the money order for the third payment was sent with the money order for the other loan. Third trial payment was received on 07/24/2017. Borrower was advised on 07/27/2017 that final modification agreement was mailed. Borrower was advised to continue making payments until the modification was completed. Modification agreement was returned on 08/08/2017 and was completed on XX/XX/XXXX. Foreclosure was closed and billed. Borrower was advised on 09/05/2017 that no payment is due until 10/01/2017 and to allow loss mitigation flag to be removed in order to make payments online. Borrower was advised on 10/18/2017 that the modification is a 5-year modification and stated reason for delinquency was excessive obligations. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure was closed and not completed.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95555043632	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 07/24/2017. The servicer did not attempt to contact the borrower due to the Bankruptcy status. The borrower called in on 07/24/2017 to inquire on the payment and was advised to talk to the bankruptcy department that was not available at that time. The borrower called in on 08/28/2017 and was advised of the total amount due of $43499.02. The borrower stated they received delinquency notices and thought they were still in bankruptcy. The borrower was advised of a cramdown that was received and the relief granted. The borrower called in on 09/01/2017 and stated they had filed for bankruptcy and was advised it did not show on the account. The borrower did not want to give case and attorney information. The borrower called in on 09/15/2017 to make a payment and  to verify the account was up to date. On 10/14/2017 the borrower called in and requested a payment history. The loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Relief granted XX/XX/XXXX
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95559989043	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Borrower stated on 01/09/2017 they do not have the funds to reinstate the loan and wanted to know why they could not make a payment online. Associate advised borrower of the foreclosure status with no sale date which is why they could not make the payment online and discussed retention options. Associate advised they were not able to waive the fee and this was discussed with them last month. On 01/17/2017 borrower called to make their payment on the modification and associate advised to follow up until the modification is completed. Servicer received call from borrower on 02/06/2017 in regards to the modification agreement and wanted to know if they could fax. Associate advised cannot fax and they should overnight the documents and explained HHF. Borrower stated on 03/01/2017 they were told they could make their payments online and associate advised the first 3 payments cannot be made online and borrower did not want to be charged a fee with associate advising they would have time to mail. Borrower called to issue payment on 03/15/2017. Servicer contacted borrower on 04/07/2017 as a courtesy and borrower stated having issues making payments online and associate advised borrower that access is now available. Comment dated 09/15/2017 cites borrower was affected by the hurricane and was requesting a deferment and onXX/XX/XXXX a disaster forbearance for 3 months was deferred and activated with the next payment due on 01/12/2018 and adjusting the maturity date to 05/2057. FEMA moratorium expired on 12/12/2017. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.125%.  The maturity date of the loan was extended to 02/12/2057.  21 payments were deferred
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95572447006	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  Servicer was not making contact attempts as borrower was in an Active Chapter 13 Bankruptcy. Authorized third party called in on 01/05/2017, 01/10/2017, 01/25/2017 & 02/06/2017 to follow up on documents need for modification and to check the status. Borrower called in on 03/02/2017 to schedule a payment in the amount of $1142.00 for March, agent advised first payment must be sent via certified funds and provided address to borrower.  Authorized third party called in on 06/06/2017 to find out if they can still send in the modification agreement as the return date was 05/27/2017. Agent advised they can still send in the agreement via priority mail and it will be accepted and borrower can make payments per modification agreement. Borrower called on 06/20/2017 to see if the loan modification agreement had been received, agent confirmed that it was received. Authorized third party also called on 06/20/2017 to confirm payment that was sent for modification was received, agent informed third party final agreement was received, third party informed that borrower mailed out the check.  Authorized third party called on 09/21/2017 to see if the loan modification was approved, agent confirmed it was approved. Borrower called on 10/19/2017 to follow up on a missed call, agent advised borrower there is nothing showing on the account and just confirmed reason for default as excessive obligations. Agent called borrower on 12/28/2017 and advised of courtesy call, borrower informed agent they did not receive a statement for this month. Agent confirmed occupancy and borrower's intent and advised borrower they will resend another statement to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure closed and not completed.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95581879881	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Comments from 01/10/2017 through 05/17/2017 referenced multiple conversations with the borrower regarding the modification process and making trial payments. The borrower informed the servicer on 08/08/2017 they have the agreement and would need a couple days to return it. The borrower was advised on XX/XX/XXXX the modification was completed. An authorized third party called on 09/08/2017 for an update on the account status. The servicer advised the modification was completed and the loan was due for 09/27/2017. The borrower called on 12/20/2017 to discuss the account status. The servicer advised of the amount owed and payment options. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95584209925	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Contact attempts were made from 01/03/2017 to 01/21/2017. Borrower stated on 01/23/2017 that the spouse was hospitalized and out of work with delinquency reason noted as curtailment of income. Contact attempts were made from 01/25/2017 to 02/03/2017 and loss mitigation solicitation was mailed on 01/26/2017. Borrower advised on 02/06/2017 that they will try to bring the loan current by next month. Borrower made payments on 03/17/2017 and 03/28/2017 and brought the loan current. Contact attempts were made from 02/08/2017 to 05/02/2017 and loss mitigation solicitation was mailed on 02/28/2017 and 04/26/2017. Borrower advised on 05/04/2017 the spouse had a change in jobs and will make a payment on either the 15th or 16th and another payment within the month. Borrower advised no mortgage assistance needed. Borrower made payments on 06/14/2017 and 2 on 07/18/2017 but 2 of the payments were returned on 09/18/2017. Contact attempts were made from 05/12/2017 to 08/11/2017. Pre-approved modification offer was sent to the borrower on 07/15/2017. Call attempt on 08/22/2017 and a message was left to notify the borrower to return the agreement with a good faith payment and the 08/13/2017 payment. Borrower advised on 08/28/2017 that they tried to make a payment online and was unsuccessful. Borrower stated that they would review the modification and send payment. Delinquency reason was curtailment of income. Contact attempts were made from 08/29/2017 to 09/09/2017. Borrower called on 09/11/2017 to see if modification documents and payment were received. Borrower was advised that they were. Borrower advised that delinquency reason was medical based but is resolved. Loan modification was completed onXX/XX/XXXX. Contact attempts were made from 09/20/2017 to 09/28/2017. Borrower was advised on 09/29/2017 that the payment was posted on 09/28/2017 and is next due for 11/13/2017. Contact attempts were made from 10/12/2017 to 12/09/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95589118344	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  Comments on 01/27/2017 reflect the borrower made a promise to pay $2947.67 online; reason for default was given as unexpected expenses, now resolved.  On 02/15/2017 the borrower made a promise to pay $2809.61 and stated they had experienced an increase in expenses.  The borrower advised on 05/24/2017 that a payment had been set up; borrower referenced excessive obligations.   On 06/27/2017 the borrower made a promise to pay $3127.01 and stated a modification packet had been received; reason for default was given as excessive obligations.  The borrower indicated on 07/24/2017 they were gathering documents needed to submitigate loss mitigation application.  08/29/2017 the borrower advised the loan modification agreement was mailed back to the servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95599359745	2	[2] Hardest Hit Funds - Active - Payments Currently Being Made

[2] The loan is in an active forbearance plan.

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  From 01/04/2017 to 06/12/2017 the borrower discussed modification with the client, as well as documents that were missing, payments using HHF,  and the deceased co borrower.  The client and borrower discussed payments and payment plans with the borrower from 06/27/2017 to 01/02/2018  There has been contestant contact with the borrower regarding the payments. Loan is current.  Borrower is deceased and ---.  The date of death is XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95610184897	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 03/06/2017. On 03/06/2017, 03/07/2017, and 03/13/2017 the servicer told the borrower of the total amount due and updated financials.  Borrower requested assistance. Borrower to retrieve package online. Reason for default was due to the illness of the mortgagor and excessive obligations.  Borrower stated fraud on the account. IRS sent a letter because he did not file taxes. Borrower did not know when payment can be made. Borrower said that the loan modification package has been uploaded and wanted to know if anything was missing.  Servicer went over the package and advised of the required documentation. Borrower called the servicer on 03/30/2017 regarding the loan modification.  Servicer advised the file is in underwriting. On 04/06/2017 and 04/11/2017, loan modification was approved and borrower is sending back the agreement. Borrower called in on 06/05/2017  and 07/18/2017 to make a payment. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95630422754	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  The loan was modified as of 05/19/2017. Borrower was out of work due to medical issues per comments on 05/19/2017. The borrower referenced the discharged chapter 7 bankruptcy. On 07/24/2017 the borrower stated they were unemployed but would try to make a payment on the 4th of August and bring the account current on their own. The borrower informed the servicer on 10/11/2017 that they were about to lose their job. The borrower called on 12/07/2017 to advise the were unemployed for the past three months; however, they were now back to work. The borrower stated they were not interested in loss mitigation options and would make their payment on the 15th. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95633928484	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2018.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  The borrower called to see if they could still make the second trial payment, which was due on 12/06/2016. The borrower was advised that it would have to be sent overnight. On 01/17/2017, the borrower called to verify that the foreclosure was still on hold and was advised that once the payment scheduled for 01/20/2017 has been posted, the final modification agreement will be sent out. On 02/07/2017, the borrower was advised that the Final Modification Agreement was mailed on 02/01/2017. On 05/15/2017, the borrower advised that the form for automatic payment drafts was sent in 2 months ago and no payments have been withdrawn. The borrower advised that a payment was made online and will bring the loan current by the end of the month. The reason for default was cited as curtailment of income. On 07/26/2017, the borrower called in for account status and promised to call back to make payment arrangements. On 07/27/2017, the borrower made arrangements to reinstate the loan in 2 payments, the first payment in the amount of $871.86 was made by phone on 07/27/2017 and the second payment in the amount of $871.86 will be made on 08/04/2017. The borrower called to make the promised payment on 08/04/2017 and confirmed that the property is owner occupied. The borrower cited curtailment of income as the reason for default. The borrower also requested a copy of the loan modification. The borrower called to make payments by phone on 09/01/2017, 10/18/2017, 10/27/2017, 12/15/2017, and 01/06/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is first legal/NOD.  Foreclosure action was closed and billed on XX/XX/XXXX when the loan was modified and brought current.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95636008299	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  No contact was made in January and the borrower called in a payment on the automated system on 02/03/2017 but on 03/03/2017 the borrower was having difficulty making the payment and spoke with a representative to make the payment. The borrower did not respond to calls but instead used the automated system to make payments for April. May and June. The borrower discussed increase of payment and reasons for payment difficulty is a divorce and subsequent curtailment of income. Borrower made a payment and elaborated on 06/20/2017 that they were over-extended due to excessive obligations. A payment was called in July August September and October before the end of grace. The payment made 10/01/2017 was returned 10/10/2017 due to the bank account was reported frozen. Borrower was contacted 10/13/2017 and another payment was set up. Borrower used the automated service to pay November and December but no direct contact could be established..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95647357090	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  On 1/6/2017, borrower called to state cannot make payment this month due to retirement and reduced income.  Agent sent modification application and advised to make payment while applying for loss mitigation.  On 1/23/2017, borrower promised to send in modification documents.  On 1/26/2017, borrower called to advise sent cashiers check in the amount of $4862.26 today to bring current and a money order for $717.19 for 2/1/2017.  On 3/17/2017 borrower called in to review the terms of the modification.  Borrower stated is going to overnight signed agreement  and will call back with tracking number.  On 6/15/2017, borrower called and stated trying to get assistance with an organization because can't make payment this month due to paycheck was cut and only gets paid once a month.  On 6/19/2017, borrower stated will do a XXXX payment for $2504.82 for 6/20/2017.  Borrower advised will make July payment earlier next month.  Agent suggested refinance.  On 6/21/2017 borrower advised sent XXXX payment and provided tracking number.  Borrower advised will be okay after this payment. The loan has been performing since 6/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95649778929	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure was closed and billed on XX/XX/XXXX as the loan was modified.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/05/2018. No contact with the borrower or material information identified in the comments from 01/01/2017-12/31/2017. Servicer is not attempting to contact borrower due to active chapter 13 bankruptcy. On 1/31/17, a cease and desist alert was added according to commentary and due to attorney representation letter received. The loan has been performing under the bankruptcy plan for the last 12 months and no indication that the loan will become delinquent.	12/31/2017	12/29/2017
95656767768	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/03/2018. The loan was reviewed with data provided from 01/01/2017 through 12/29/2017. There was not any contact with the borrower during the review period and there were not any recent attempts to contact the borrower as the loan has been current during the review period.	12/31/2017	12/29/2017
95657975021	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 01/09/2017 the borrower called in to request a modification packet. The RFD is noted as curtailment of income. On 01/17/2017, 02/15/2017, 02/24/2017 and 02/28/2017 the borrower called in to discuss their modification documents. On 03/09/2017 an authorized 3rd party called in to discuss the modification review. On 03/20/2017, 03/27/2017, 03/31/2017, 04/25/2017 and 05/04/2017 the borrower called in to discuss their modification review. On 06/02/2017, 07/14/2017 and 08/18/2017 the borrower called in to discuss their payment. On 08/30/2017 the borrower called in to advise that they were affected by the storm so they would send in their payment as soon as possible. On 09/05/2017 the borrower called in to discuss their modification documents. On 10/06/2017 the borrower called in to discuss their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  The foreclosure was closed on XX/XX/XXXX due to a modification.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 6%.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95660845017	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  The servicer has been attempting to reach the borrower on a semi-weekly basis. Right party contact was first established on 01/03/2017 wherein the borrower was sent a deed in lieu of foreclosure application. On 06/19/2017, the borrower stated they were told they could get the billing amount from the attorney; the servicer placed them on hold to get an accurate amount. On 10/14/2017 the borrower called to resolve a payment issue. There was no contact after 10/14/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure was closed and not completed due to reinstatement.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95661004922	3	[3] Asset Documentation - Loan has evidence of title issue(s).

[2] Property is located in a FEMA disaster area.

[1] Performing Loan and Weak Possibility of Going Delinquent

[1] Subject May Not Be 1st Lien - Title company has acknowledged and signed letter of indemnification	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  Foreclosure started 01/10/2017. Borrower working with 3rd Party (XXX). On 01/17/2017, Authorized 3rd Party called in about account. Representative advised that the Borrower should not wait until 1 day before to submit loss mitigation packet as it takes up to 5 days to review and there is no guarantee that a sale can be postponed. Foreclosure sale was scheduled for 01/25/2017. There were several calls between Authorized 3rd Party (XXX) and Servicer regarding loan modification between 01/2017 and 04/2017 regarding modification documents. On 04/12/2017, Borrower called in and was upset about the Sale Date and wanted to know why they kept receiving calls. Representative advised stipulation to modification was sent 04/03 and needs to be reviewed to make a decision on accepting modification. Borrower advised that stipulation was sent to wrong person as Borrower no longer working with law firm and is now working with XXX. Representative advised sale is on hold that is scheduled for 04/28/2017. On 04/13/2017, Borrower advised they still want trial offer that was sent, and on 04/18/2017, Borrower called to verify documents were received. Representative verified modification documents were received 04/13/2017 and first payment is due 05/19/2017 for $2,009.47. Communication continued regarding repayment plan / trial plan. Borrower made all trial payments and loan was modified 08/25/2017. On 09/06/2017, Borrower called to find out why Servicer was calling. Representative advised call was to go over XXX with Borrower and advised when first payment was due. On 09/15/2017, Borrower called to confirm that taxes had been paid. On 10/03/2017 and 10/12/2017, Borrower called and need assistance getting online to make a payment. On 12/18/2017, Borrower called in follow up on a call received. Representative advised the call was to remind Borrower about December payment. Borrower advised payment would be made by 12/21 (within grace period). As of 01/03/2018, account is Current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Sr. Lien reported. No Loss Letter / Letter of Indemnity received 02/07/2017.  The title issues were resolved as of 02/07/2017.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95668086728	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  From 01/10/2017 through 05/31/2017 the borrower was contacted to discuss the account status. On 06/06/2017 and 06/19/2017 the borrower called in to discuss the account. On 06/22/2017 the borrower was contacted to discuss the account status and modification packet. On 07/03/2017 and 08/25/2017 the borrower was contacted to discuss the modification agreement. On 09/05/2017 the borrower called in to discuss the account. On 09/13/2017 the borrower was contacted to discuss the loan and the recent modification. There was no contact after 9/13/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.125%.  The maturity date of the loan was extended to 08/08/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95674075031	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 1.96%.  The maturity date of the loan was extended to 10/23/2056.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 12/29/2017. No contact with the borrower or material information identified in the comments from 01/01/2017-12/31/2017. Servicer is not attempting to contact the borrower as the loan has been performing for the last 12 months.	12/31/2017	01/04/2018
95681058208	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 07/12/2017. 07/12/2017 - The borrower stated their spouse has been ill and is now in a nursing home.  They then discussed their financials for modification.  08/02/2017 - borrower discusses financials.  08/25/2017 - The borrower discussed remaining documentation needed for their modification process.  09/19/2017 - The borrower verified their information and had questions about their modification.  The borrower then stated they will overnight the modification agreement to the servicer. The modification was completed on 09/23/2017. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95681630264	1	[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  On 01/10/2017, the authorized third party was informed the file was sent to the underwriter on 12/13/2016 and to call back for an update.  On 01/20/2017, the caller was informed that the trial plan was approved on 01/12/2017 with payments of $1,021.62 from 02/15/2017 - 04/15/2017.  The customer stated is awaiting the Hardest Hit Fund.  On 02/08/2017, the agent advised needs the trial mod back by 02/15/2017 as well as the payment.  On 02/13/2017, the borrower disputed the date an appeal would need to be postmarked; stating that does not intend to retain the subject if unable to get Hardest Hit Fund assistance in the amount of $40,000.  The hardship was cited as reduced income.  On 02/14/2017, the agent confirmed receipt of the e-mailed appeal on 02/13/2017.  On 02/15/2017, 02/28/2017, and 03/10/2017 the caller inquired on the appeal status. On 03/13/2017, the agent advised the appeal was denied since not received in timely fashion.  On 03/14/2017, a promise to wire $1,021.62 was made.  On 03/15/2017, the caller advised did not get the agreement via email.  On 03/20/2017, has emailed the trial agreement on 03/15/2017.  On 03/28/2017, the caller promised to pay the 03/15 payment on 04/01/2017 and was informed to send the executor paperwork.  On 04/14/2017, the caller promised to wire the trial payment.  On 04/18/2017, the last trial payment had been mailed on 04/17/2017 and the agreement would be sent.  On 04/26/2017, the customer cited the hardship as an issue on the HHF appeal; and then promised to pay by 05/15/2017.  On 05/12/2017, the authorized caller will wire $1,021.62.  On 05/19/2017, the agent advised that the modification will be escrowed as part of the terms; but could request its removal after its finalization.  On 06/08/2017, the customer stated that the loan was original under mother's name and was unable to refinance.  On 06/19/2017, the third party confirmed there was no damage to the property and was informed that the documents would be mailed.  On 06/22/2017 and 06/27/2017, the caller was advised the documents were still pending.  On 07/07/2017, the caller advised would be out of town and not able to get the agreement until 07/28/2017.  A copy of the agreement was therefore sent via e-mail.  On 07/14/2017, the borrower promised to return the agreement back on the 28th.  On 07/25/2017, the authorized third party is going to get a quit claim deed to get a borrower off the loan.  On 08/07/2017, the customer promised to return the agreement in the next couple of days.  On 08/08/2017, the borrower stated would overnight the agreement once the brother signs it and would pay by the 15th.  On 08/16/2017, the authorized third party was informed that the assumption documents were resent.  On 08/17/2017, the caller was advised that the assumption documents were resent since the AKA affidavit was missing the executor's middle name.  On 08/25/2017, the authorized third party, who lives in the property, requested that the assumption documents be resent.  On 09/14/2017, the borrower was informed that name now appears since the assumption was updated and the loan currently reflects due 10/15/2017 although the modification was in the final stages.  The hardship was cited as excessive obligations.  On 10/10/2017, the customer disputed the payment amount being $1,912.24 to a supervisor.  The agent promised to send the escrow issue for correction; and that the payment should be $1,0214.62.  The agent confirmed that the interest method still applied to the modification.  On 11/07/2017, the agent advised the caller that would submitigate the processing request regarding the escrow.  On 11/10/2017, the borrower was informed of the new modified payment being $1,021.62 and that the escrow portion would be corrected by next week.  The customer promised to pay on 11/17/2017 for October and November.  On 11/17/2017, the customer scheduled a payment for $1,021.62 and promised to bring the account current next month.  During the last contact on 11/24/2017, the borrower stated would make the payment on 12/01/2017 online and cited the hardship as the check being short.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 3.24%.  The maturity date of the loan was extended to 08/15/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95682366574	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  Servicer spoke with borrower on 01/24/2017 regarding the escrow payments and how to add their spouse to the loan. On 03/22/2017 servcier spoke with borrower and verified account paid over $62,000.00 and wanting to know why deferred amount is showing on bill . Associate advised amounts are due from the loan modification dated 10/2010 and advised payments are increasing due to escrow. Borrower stated they need a new roof and wanted to know what they need to do with letting the servicer know. Borrowers' spouse; authorized third party (ATP) called on 04/24/2017 with a misdirected mortgage related inquiry. ATP called on 05/08/2017 to report a hazard claim for hail damage that occurred on 03/30/2017 and they have a check approximately for $4,000.00 and associate advised the procedure. Servicer received call from ATP to check the status of the draw. Comment dated 05/15/2017 shows the release of the entire claim check in the amount of $4,331.94. There has been no contact since 5/15/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95684381671	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  No contact with the borrower or material information identified from 01/01/2017-03/20/2017. On 03/21/2017, agent discussed options and went over foreclosure status. - 03/30/2017 Agent advised of the missing documents needed to continue the modification review. - 04/26/2017 Borrower had hoped for better approved modification terms but is willing to accept it. Agent advised 3 times GFP is needed upfront. Reason for default was unable to rent the property but now has renters. - 04/28/2017 Borrower advised she doesn't have funds to reinstate. Agent discussed a modification with no guarantee of approval. - 05/01/2017 Borrower is waiting for modification - 05/03/2017 Agent advised once 3 trial payments are made then the loan will be permanently modified. - 05/11/2017 Agent got cell consent. Borrower is returning the pre-approved modification - 05/16/2017 Borrower advised that she signed and placed the modification in the mail. - 05/24/2017 Borrower said she was contacted a few days ago and not sure why servicer is calling again. - 06/06/2017 Borrower called to make a payment. Agent advised it needs to be certified funds. - 06/21/2017 Borrower called to see if her 1st trial payment was received that she mailed on /06/11/2017. Agent advised it could take up to 10 days to process. - 06/29/2017 Agent advised that the 1st trial payment was received. Borrower states she was told to mail  the payment regular mail and she had plenty of time for it to get there. - 06/30/2017 Borrower advised the property is a rental property and had mailed the payment on 06/11/2017.Agent offered HHF/HUD & CCC - 08/23/2017 Borrower made a payment by phone. - 10/25/2017 Payment reminder call for 12/01/2017. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Foreclosure was closed and billed on XX/XX/XXXX as the loan was modified.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.25%.  The maturity date of the loan was extended to 09/01/2022.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95685321785	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 1/26/2017 the borrower called in wanting more information on the pre approved modification. Borrower was advise she needed to sign and mail back the agreement with certified good faith funds and borrower advised she would send them back within 24 hours. On 4/3/2017 the borrower called in to make a payment and was advised that still needed to return the agreement with witnesses signatures. On 4/21/2017 the borrowers called to check on status and she was advised of foreclosure status and that the modification was denied as the documents not returned timely.  Borrower wants to try again. On 5/1/2017 the borrowers called and requested a repayment plan so financials reviewed plan drafted that borrowers agreed with. On 5/3/2017 the borrowers were contact to advise repay plan was approved.  On 5/12/2017 the borrower called to attempt to make down payment with credit card.  Borrower was advised no so requested another 8 days to get funds. On 5/25/2017 the borrowers called to check if repay was still active and they were advise yes it was still active. On 6/5/2017 the borrowers called about Repayment plan and new financials and escrow analysis completed.  New plan drafted with down payment due 6/18/2017. On 6/7/2017 borrower called in for status and was advised that plan was denied due to insufficient surplus and they are not able to come up with larger down payment. On 6/8/2017 the borrowers were contacted for additional options and borrowers wanted modification. On 8/28/2017 the borrower called in to get loan status and they were advised of 9/1/2017 as next due date.  On 10/11/2017 the borrower called in regarding letter received and borrowers were advised of alternatives to Servicer placed insurance. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95689594649	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Prior to 4/3/2017 there was no contact. On 04/03/2017, the customer advised that had retired in 2010; but still had a part time job until January 2015.  However, the only income is social security and the hardship was cited as excessive obligations.  A payment was scheduled for $1,100.  On 05/15/2017, the borrower promised to pay $1,200 today and stated only has retirement income and that the hardship is reduced income.  On 06/30/2017, the customer disputed the total amount due and would send in the bank statements as proof.  The proof of payment was received on 07/06/2017.  The pay history was reviewed with the borrower on 07/07/2017 and the dispute appears resolved.  The borrower also discussed the modification offer sent 06/13/2017 which was returned on 07/03/2017.  The foreclosure sale date of 08/16/2017 was provided by the agent.  On 07/11/2017, the borrower called to confirm receipt of the faxed agreement and was advised it can take up to 5 business days.  On 07/12/2017, the agent confirmed receipt of the trial agreement.  The foreclosure sale scheduled for 08/16/2017 was cancelled; and the proceedings were placed on hold as of 07/12/2017.  On 07/24/2017, a payment was scheduled.  On 08/10/2017, the borrower scheduled a trial payment for $649.77 and was advised to allow time for the final agreement to be sent.  On 09/13/2017, the customer stated would return the signed agreement back today.  On 10/24/2017, the completed modification terms were discussed.  During the last contact on 11/13/2017, the borrower called to advise that made 2 payments today for $648.81 and $50.00 and wants the $50.00 to be applied towards the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 7.9%.  The maturity date of the loan was extended to 09/13/2057.  The interest rate of 8.0% and payments of $536.26 will resume on 10/13/2022 until maturity.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95691431200	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/08/2018.  02/06/2017 - The borrower called about missing docs and stated they will send in 30 days of paystubs.  04/11/2017 - The borrower was advised the foreclosure sale date is 05/17/2017.  05/26/2017  The borrower was advised the 2nd and 3rd trial payment need not be paid with certified funds.  09/11/2017 - discussed the terms of the modification and was advised the deferred balance is $92,450.99.  The borrower was advised 10/12/2017 - 10/23/2017 - The borrower confirmed the servicer had received the new insurance policy. There has been no contact since 10/23/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/08/2018
95692382814	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  Per the comments, borrower called to set up a repayment plan. Borrower will send payments via XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95693603947	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95704846526	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  The Servicer talked with an authorized third party who made a payment and informed the Servicer the bororwer was in the hospital.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  New bankruptcy filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A new bankruptcy was filed on XX/XX/XXXX. The chapter number and the case number were not provided. The comments reference a plan therefore the bankruptcy type selected was a chapter 13.	01/31/2020	02/11/2020
95711633118	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  There was no contact prior to 8/18/2017. Servicer spoke with borrower on 08/18/2017 and advised the foreclosure is on hold and the modification was approved with the next payment due on 09/15/2017. Associate advised the good faith payment and the signed agreement was received and advised borrower to call back. Borrower called to schedule one payment and was advised of the foreclosure. Borrower stated they will go to the bank to get a cashiers check or bank wire for the pre-approved modification and will overnight the agreement. Reason for delinquency was car repairs. Borrower has been disputing their credit reporting since 01/06/2017 and the last one received on 11/15/2017 through XXXX as they are disputing the present and previous reporting of the loan. Results of the disputes shows there was no change in the reporting by the servicier. There was no contact after 8/18/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95713049772	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  The borrower called on 01/03/2017 for modification status and was advised of pending documentation. The borrower understood and promised to send the documentation via fax. On 01/09/2017, authorized third party (ATP) with XXX called in for modification status and was advised of the missing documentation. The ATP called on 01/17/2017 for documentation status and was advised that the Profit & Loss and rental agreements are still needed. The ATP confirmed that the property is owner occupied. An outbound call was placed to the ATP on 01/31/2017 to stress the urgency of getting the documentation in as soon as possible. On 02/27/2017, the ATP called in for status on the missing documentation and advised it was faxed in on Saturday. On 03/01/2017, the ATP was advised that the loan is in underwriting and can take up to 30 days for an answer. The ATP called in for another status update on 03/09/2017 and was advised that the file is in underwriting and all required documentation was received as of 02/28/2017. On 03/13/2017 the ATP called in and was advised that there were no updates from underwriting. On 03/21/2017, the ATP was advised that a modification trial payment plan was approved and the first payment in the amount of $2,649.02 is due on 05/01/2017. The ATP cited excessive obligations as the reason for default. On 04/06/2017, the ATP called in to request the modification agreement and accompanying documentation and cited loss of income as the reason for default. On 04/20/2017, the ATP called in for status of the documentation and was advised to allow 7-10 days as it cannot be emailed. The borrower called on 06/29/2017 to make the second plan payment in the amount of $2,649.02. On 07/31/2017, the ATP was advised that the last trial payment was received and the terms of the modification. On 08/11/2017, the borrower advised that the modification agreement was signed and sent back to the servicer. The borrower was advised of the first due date and amount of the payment. On 09/06/2017, the ATP called in for the payment mailing address. On 11/07/2017, the borrower inquired about receiving mortgage statements and was advised that they are not mailed due to the Cease & Desist on the account. The borrower was advised that the statements can be viewed online. The borrower confirmed owner occupancy and intention to retain the property. The borrower called to make payments by phone on 11/14/2017 and 12/13/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is judgment.  Foreclosure action was closed and billed on XX/XX/XXXX when the loan was modified and brought current. The foreclosure was place on hold on XX/XX/XXXX for loss mitigation.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95734708163	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  There was no contact prior to 7/17/2017. On 7/17/17, borrower advised unable to reinstate.  Agent stated in foreclosure with no sale date.  Agent provided options and referred borrower for modification.  On 7/25/17, borrower called to review status.  Agent reviewed payment history and the missing documents needed for modification review.  Borrower promised to send documents.  On 7/26/17, borrower called with questions about modification.  Borrower advised faxed documents on 15th and uploaded them on 7/25.  On 8/4/17, borrower called for modification status.  Agent stated pending pay stubs.  On 8/8/17, borrower called for modification review.  Agent advised agreement was sent out.  Borrower stated accidentally shredded them.  On 8/10/17, borrower asked which payments were returned.  Agent advised it was 7/17 and 6/30.  On 8/18/17, agent advised borrower that modification was approved and the agreement was sent and borrower needs to sign and return by 8/29.  Borrower agreed.  On 8/25/17, agent advised borrower modification is pending.  On 9/5/17, agent advised borrower that modification agreement was received. There was no contact after 9/5/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95741734029	3	[3] Property Damage - Flood - No evidence of resolution

[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[2] Property is located in a FEMA disaster area.

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  There is no contact from 1/1/2017 to 8/31/2017. Borrower called 08/31/2017 stating the property had been damaged by the hurricane and also advised they were no longer unemployed. On 09/12/2017 the borrower was informed of the approval of the 2 month extension and agreed to call bak to make a payment. Borrower called in 09/12/2017 due to difficulty making the payment online. There was no contact after 9/15/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  2 month disaster extension granted 09/09/2017. Prior modification 05/01/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Flood due to Hurricane Harvey. Borrower has filed with FEMA  but has a $5000.00 deductible.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95744606373	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Borrower advised of reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95749399010	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 1/31/17, agent advised borrower of total amount due, but borrower hung up before could discuss further.  On 2/16/17, borrower advised spouse was unemployed, but is back to work now.  Borrower stated already made payment in the amount of $2744.00 via IVR today to cure the account.  On 6/12/17, borrower advised had one time extra child care expense, but now is paid in full.  Borrower is paying April payment today and will call back later to do a speed pay for $1128.18 for 6/16 and 6/23.  On 7/12/2017, borrower stated accepts the pre-approved modification and will mail it tomorrow.  On 8/15/17, borrower asked why modification was not final yet.  Agent stated still need July and August payments.  Agent advised waived July and now will accept $810.88 for August.  On 9/18/17, borrower made payment in the amount of $810.88 before inquiring about regular payment amount.  Agent advised still balancing the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95761886705	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  Loan was in active Chapter 13 bankruptcy and foreclosure was on hold on 01/01/2017. RFD cited as curtailment of income due to car accident. Servicer advised authorized third party of missing documents on 01/17/2017, 01/20/2017 and 01/24/2017. Trial modification was approved 02/02/2017 and servicer advised third party of approval on 02/06/2017. Borrower called 04/03/2017 to see if he will get payment coupons. Servicer advised due to bankruptcy will not get statement or coupons. Borrower stated he will send payment 04/04/2017. Borrower called 04/04/2017 to make payment and stated not impacted by disaster. Borrower called 05/11/2017 to make payment. On 06/29/2017 servicer advised third party that all trial payments have been received and has been sent to court for approval. Servicer advised borrower 07/17/2017 to send back original copy of agreement, they received fax but still need original notarized copy. Foreclosure was closed and billed and loan was modified XX/XX/XXXX. Borrower called 10/10/2017, 10/30/2017, and 12/28/2017 to make payments.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Closed - Not Complete
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95762176347	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  On 01/13/2017,the borrower called and stated husband was laid off. Can make a payment in the amount of $1606.29. Will call back to make the payment over the phone on 01/31/2017. On 01/30/2017,  the borrower called to get assistance because husband was temporarily unemployed; has returned to work. The borrower promised to make payment in the amount of $1606.29 on 02/17/2017. On 02/21/2017 the borrower was advised of the amount due and stated that he would make a payment on 03/25/2017 to cover 02/01/2017 payment. The borrowe was called on 02/25/2017 . The reason for delinquency was cited as temporary unemployment. The borrower's financials were updated and a loss mitigation packet was sent to the borrower. On 02/28/2017 the borrower called to get assistance with the loss mitigation application. On 03/01/2017 the borrower was advised of the icopme loss mitigation packet. The borrower stated that she would resend all documents. On 03/07/2017 and 03/13/2017 the borrower called for the status of the modification documents. On 03/14/2017 the borrower was advised of missing documents. The borrower was called on 03/16/2017 and was advised that all documents were received and complete package was sent to underwriting for review. However, on 03/24/2017 the borrower was infomed that paystubs were required for the borrower's husband. On 03/27/2017 teh borrower alled to confirm receipt of payment in the amount of $1642.75; which posted on 02/01/2017. On 03/29/2017 and 04/05/2017 the borrower called for the modification status. The borrower was advised that a complete package was sent to underwriting on 03/28/2017. The borrower called on 04/26/2017 to inquire if a payment posted on 04/28/2017 would affect the modification. The borrower was advised no. Commentary dated  04/27/2017 reflects that the borrower was approved for a 3 month trial plan in the amount  of $1162.02; effective 6/2017 through 8/2017. On 05/04/2017 tjhe borrower called to discuss the terms of the modification. The borrower stated that she mailed her 2nd payment; the reason for delinquency was cited as curtailment of income. The borrower called again on 05/09/2017 for the modification status and was educated on terms and amount due. On 05/25/2017 the borrower called to make her first payment but was advised that the first payment must be with certified funds. The borrower called on 06/01/2017 with a reference number for XXXX funds in the amount of $1162.02. On 06/02/2017 the borrower called in to confirm receipt of the payment. On 06/26/2017 the borrower called with questions regarding the trial plan; concerns were addressed. On 07/14/2017 the borrower call and authorized trial payment for $1162.02; effective 07/21/2017. On 07/31/2017 the borrower called to confirm receipt of the 2nd trial payment. On 08/16/2017 the borrower called and stated that she set up a payment for 08/21/2017.  On 08/29/2017 borrower called and was advised that the executed modification was received. The borrower called for the modification status on 09/07/2017 and was advised that it was still being processed. The loan was modified on XX/XX/XXXX and has remained current. On 09/25/5017 the borrower received a XXX call. On 10/02/2017 the borrower called and made a payment for $1160.51; effective 10/06/2017. On 11/06/2017 the borrower called and made a payment for $1160.51; effective 11/10/2017. On 12/05/2017 borrower called and made a payment for $1160.51; effective 12/15/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95762260262	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/03/2018. There has been no noted contact with borrower during the course of the review. There was no evidence of call attempts or letters being issued to the borrower due to the loan being active in Bankruptcy. Loan has been performing since 08/2017.	12/31/2017	01/03/2018
95762721809	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  Customer called to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95765727297	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  No contact with the borrower or material information identified from 01/01/2017-09/07/2017. 08/30/2017 Comments indicate a Cease & Desist on the account. On 09/08/2017, the borrower called to make a payment. Servicer is not attempting to contact the borrower. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 03/25/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95766508495	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  On 03/10/2017 and 04/07/2017, the servicer advised the borrower of the total amount due.  Borrower stated that the account should not be delinquent.  Borrower said that payments has been made since the account was transferred.  Servicer advised will research and send payment history. RFD: Payment Dispute. On 07/12/2017 and 07/14/2017, borrower advised that payment has been made and wanted to know if the servicer received payment. The servicer advised that payment has not been received.  Borrower stated will call back next week.  Borrower completed the trial payment plan. On 08/25/2017, borrower called in for status on the loan agreement.  Agent advised the process can take up to 30 days. The agreement was mailed on 08/28/2017. On 09/12/2017, borrower advised can not afford payments.  Servicer informed of the breach, possible foreclosure and offered loss mitigation assistance.  Borrower claimed cannot afford the repayment plan.  Loan modification was completed on XX/XX/XXXX.  Borrower called in on 10/05/2017 and requested the mailing address to send in the payment. RFD: excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  The file is closed-not complete.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95769552037	3	[3] Ability to Repay - Poor - Intervention Required [2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 02/06/2017. The borrower called in on 02/06/2017 and stated the reason for default was curtailment of income due to spouse being out of work. The borrower was advised of options and sent loss mitigation documents via email. The borrower called in on 02/10/2017 with questions relating to loss mitigation. The borrower was advised of the documentation they needed and was provided with ways to submitigate the documents. An attempt to contact the borrower was made on 03/10/2017. The borrower called in on 3/13/2017 and stated that the documents requested for loss mitigation had already been sent in. The borrower was advised of documentation needed and stated they would fax or email missing documents. The borrower called in on 03/15/2017 for the status of the missing documents and was advised. Attempts to contact the borrower were made weekly between 03/21/2017 and 04/19/2017. Contact attempts from 07/12/2017 through 08/16/2017 were made to the borrower regarding the modification agreement that was sent out on 06/30/2017 and needed to be returned. The agreement was received on 08/16/2017 and sent for review. The modification was approved and applied on 08/22/2017. A comment dated 11/16/2017 reflects a payment was returned for non-sufficient funds. Payments for November 2017 and December 2017 were late. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95775185193	3	[3] RFD - Borrower Illness

[2] Currently Delinquent Mortgage

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020.  The borrower called regarding a roof claim and stated there is more damage, the call was transferred to the claims department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 01/29/2020 the borrower stated there is more damage, the next step is clarifying additional funds from insurance company. On 12/06/2019 the claim estimate was validated 1818381 waiting for funds $1268.03 to become available for use. On 11/12/2019 the borrower called to file a claim for hail / wind damage DOL 09/16/2019  The damage repair amount is estimated at $20,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95779822610	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 1/9/2017, authorized third party called to say received letter about the missing documents.  Will send the information in the next couple of days. On 1/19/2017, outbound call.  Authorized third party stated will send documents today. On 1/25/2017, outbound call.  Authorized third party will be sending mod package. On 2/1/2017, spoke to authorized third party. Tried emailing documents but won't go through.  Agent advised of the web and how to upload documents.  Authorized third party will try if it doesn't work then fax documents. On 2/28/2017, inbound call from Authorized third party.  Doesn't have funds to bring account current and would like to get a modification. Agent discussed missing documents with the Authorized Third Party. On 3/13/2017, outbound call.  Agent advised authorized third party of missing documents as of 3/10/2017.  Property is owner occupied. On 4/4/2017, inbound call.  Authorized third party inquiring what documents are missing in mod package.  Agent advised missing profit and loss and monthly expenses. On 4/5/2017, authorized third party called to get fax number.  Agent advised to upload documents.  Borrower will try to upload and mail. On 4/13/2017, borrower called about modification.  Agent advised of the mod that has been generated.  Borrower sending certified funds for $6050.46. On 5/1/2017, borrower called to confirm wire information.  On 5/2/2017, borrower called to verify receipt of trial plan. On 7/10/2017, borrower called to provide the confirmation # for payment of $6385.00. On 8/1/2017, inbound call. Agent advised of first payment, due date, and signed agreement received. On 11/7/2017, borrower called with questions regarding payments.  Agent answered the borrower's question. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure closed - not completed
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95780187661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  The servicer contacted the borrower who stated the reason for default was due to a decrease in hours and scheduled a payment in the amount of $501.60 for 11/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95783781352	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  The loan was referred to legal counsel outside of the review period. There were several attempts from 1/2017 through 07/2017 but there no contact. However, commentary dated 7/07/2017 stated that the borrower accepted a 3 month trial plan in the amount of $1743.13; effective 6/2017 through 8/2017 at foreclosure hearing. On 08/25/2017 the borrower called to check the status of the modification and was advised to continue to make trial payments until the agreement was completed. On XX/XX/XXXX the loan was modified and has remained current. The foreclosure was closed and billed. There was no contact from 10/2017 through 12/2017
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95786159088	2	[2] The loan is in an active forbearance plan. [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  From January to August of 2017 the borrower and client discussed the status of the loan, the foreclosure options, the ability to repay the loan, and the use of the Hardest hit program to help catch up the borrower. As of April of 2017 to July of 2017 the borrower was completing a forbearance program with the client and so the account was brought current with a modification prior to the denial of Hardest Hit Funds program in August of 2017.  The property did suffer damage but by June of 2017 all repairs were completed and the borrower had received a check for the damages and repair cost.  After the modification all borrower contact was to discuss the payment arrangements and to make payments on the account.  Borrower is deceased and ---.  The date of death is XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95792606432	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  A foreclosure prevention letter was mailed to the borrower on 01/04/2017 as loan was 60 days delinquent. The servicer attempted to contact the borrower several times in January without success. The loan was referred to foreclosure on 01/30/2017. Foreclosure prevention letters were again mailed on 02/10/2017 and 03/03/2017 as further contact attempts throughout February and March were unsuccessful and account was now delinquent by 90 days. The Pre-foreclosure process was removed from loan on 03/17/2017 as due diligence requirements were met; three non contact calls and a final letter was mailed on 03/03/2017. The loan was referred to foreclosure on 04/06/2017 after multiple attempts to contact the borrower were unsuccessful, loan was 120 days delinquent. On 04/13/2017 a check in the amount of $1000.00 was received from borrower; however there has been no borrower contact and there were no arrangements made on the account. The check was returned to the sender on 04/14/2017 as no arrangements were made. The servicer is continuing to try to reach the borrower with no success. The first legal is submitted for filing on 04/25/2017. As of 04/26/2017 there is no indication that the borrower has filed for bankruptcy. The foreclosure started on 05/10/2017 and the servicer continues with contact attempts. The borrower contacts the servicer on 05/15/2017 and is informed the account is in foreclosure with a sale date not yet set. The borrower stated the RFD was due to the payment adjustment and they are no longer able to afford the payments. The servicer reviewed the loss mitigation options available including reinstatement of the loan, deed in lieu or short sale. Notes indicate the borrower is a HHR customer. The borrower inquired as to why their recent $1000.00 payment was returned, the servicer explained they are unable to accept one payment when four payments were past due at the time. The servicer generated and mailed a modification package to the borrower.  The borrower also indicated they would look into a deed in lieu or short sale but at this time their intentions are to retain the property. A loss mitigation package was mailed to the borrower on 05/17/2017.  The servicer updated the RFD to curtailment of income on 05/24/2017 and updated the borrower's financial information. Again through the months of June and July the servicer attempts contact with the borrower without success and the foreclosure process was re-started on 07/10/2017; the loan is now 180 days delinquent. On 07/25/2017 a partial loss mitigation application was received from the borrower and the loan was approved for loss mitigation again. The borrower was contacted on 07/28/2017 and the servicer explained the documents needed to complete the application. The borrower promised to send the missing information. The foreclosure sale process was postponed on 07/31/2017 for loss mitigation efforts. The borrower submitted the required documents to loss mitigation and explained that the primary borrower is not employed. The co-borrower contacted the servicer on 08/01/2017 to inquire about the modification. The servicer advised the application was under review since 07/31/2017 and the foreclosure sale date had been postponed.  The modification was approved and on 08/14/2017 the servicer contacted the borrower to explain the agreement. The servicer advised the borrower of the required certified funds and suggested the borrower mail the signed paperwork within 7-10 days with the pre-paid envelope. The borrower indicated they understood the agreement. The agreement was returned to the servicer on 08/17/2017 and a check for the good faith payment, in the amount of $2111.47 was included. The borrower contacted the servicer on 08/21/2017 to ensure the modification and check were received and to check on the progress. The servicer explained the process and advised borrower of the online payment options available. The modification was processed on 08/21/2017 with a starting date of 10/01/2017 and a payment of $1621.45. The interest rate is 3.5% and the loan will mature on 09/01/2046.  The good faith payment was posted to the account payments on 08/25/2017.  The servicer contacted the borrower on 09/19/2017 and reviewed the modification details and expectations.  A payment of $2111.47 was made on 11/01/2017 and 11/29/2017 as promised. The loan has continued to perform with no further borrower contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure closed with accepted modification agreement and loan re-performing.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95795227956	3	[3] Property Damage - Flood - No evidence of resolution [2] Performing Loan But Moderate Possibility of Going Delinquent [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  Borrower called on 2/22/17 and indicated the reasons for default are pay schedule and is using the grace period. Borrower indicated has a 2nd mortgage with XXX, taxes and insurance are escrowed. Borrower advised sent a check on 2/17/17 in the amount of 2315.21. Borrower was contacted on 3/6/17 but was running late and couldn't talk, was advised waiting on February payment to post to the account. Borrower was contacted and account status was provided. Borrower advised was waiting for last check to clear, advised will pay the total amount due but is not sure when, will have wife call back. On 6/13/17 the borrower was contacted, advised the reason for default is excessive obligations. Borrower updated financials, had insufficient surplus to qualify for a repayment plan. Borrower was referred to the website for loss mitigation documents and information. The reason for default is curtailment of income and is not temporary. Borrower was contacted on 7/13/17, borrower advised waiting on paycheck to post, possibly by Friday, will make payment online. Declined assistance. Borrower was contacted on 9/20/17 and indicated property damage due to natural disaster, asked for a 3 month deferment in order to make repairs. Also indicated was out of work. Has not filed an insurance claim, was educated how to contact insurance company. Borrower was contacted on 12/14/17 and indicated is on temporary disability but is going to be on permanent disability, waiting for check. Total amount due provided to borrower. Advised payment will be made on 12/22/17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Borrower indicated needs to fix windows due to water damage  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95795929338	1	[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  There was no contact prior to 6/1/2017. Borrower called on 06/01/2017 to make a payment and was advised the funds would need to be certified. On 07/03/2017 call was received from borrower inquiring if the first payment was received and wanted to schedule the next payment with a fee. Associate requested to speak with supervisor and was advised this would be a one time courtesy for waiving the fee and will be charged going forward and payment was scheduled with the effective date of 07/03/2017. Servicer called borrower to follow up on the loan modification and borrower advised they would be making the payment through XXXX today. Associate advised after receipt of the third payment it will take approximately 30 days before they received the final modification agreement. Servicer received call from borrower on 08/02/2017 to confirm receipt of their payment and provided the MTNC#. Servicer contacted borrower on 08/17/2017 to advice the agreement has been sent out and went over the terms of the modification and discussed deed in lieu, short sale and reinstatement. Borrower stated they would call once the get the agreement to advice if they will accept. On 08/24/2017 borrower called inquiring if the documents need to be notarized and was informed they did not. Servicer did go over the terms again with borrower on 08/25/2017. Borrower called on 09/05/2017 to confirm modification was completed and stated the escrow portion is too high. Associate was not clear if it reflected the reduced amount paid in August versus last Mach escrow statement. Comment dated 09/08/2017 cites servicer went over the XXX and advised about the account. Borrower stated they will issue their payment online and reason for delinquency changed to death of borrower. Servicer contacted borrower to explain how the escrow works and discussed terms of the loan modification and borrower had no other questions rushing the associate off the phone. On 10/04/2017, 11/08/2017 and 12/07/2017 shows borrower called to schedule a payment.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was cited as being closed on XX/XX/XXXX. Relief was cited as being granted on XX/XX/XXXX as the case was converted.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.25%.  The maturity date of the loan was extended to 02/01/2050.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95799195221	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  No contact with the borrower or material information identified in the comments prior to 02/21/2017. On 02/21/2017, the hardship was cited as excessive obligations and the breach date was discussed.  On 02/27/2017, the borrower stated that was unable to keep the arrangement because the daughter was supposed to help but only able to come up with $2,850.00.  The caller plans to bring the loan current in March and the modification application was confirmed as sent.  On 03/03/2017, the customer scheduled a payment for $798.75 on 03/31/2017.  On 04/17/2017, the advised was in a car accident two weeks ago and has marital difficulties.  On 04/26/2017, the borrower wanted to cancel the payment scheduled on 04/28/2017.  On 05/15/2017, the borrower verified has returned to work.  On 06/27/2017, the customer verified the contact information and owner occupancy.  On 09/18/2017, the borrower stated was out of work due to a medical issue.  On 09/22/2017, the customer stated had applied for loss mitigation and is in the process of gathering more information.  On 09/26/2017, the homeowner advised that had been out of work in December 2016 due to medical issues for 6 weeks and then was in a car accident in April of 2017. The hardship was described as temporary.  The borrower stated had sent the good faith payment of $53.506 for the modification offer on 09/25/2017.  On 10/02/2017, the customer called to make sure that the modification agreement had been received.  The agent confirmed its receipt on 09/28/2017.  On 10/25/2017, the borrower inquired about the next due date which was reported as 12/01/2017.  On 11/30/2017, a payment was scheduled for $550.06 and the hardship was cited as reduced income.  During the last contact on 01/05/2018, the borrower scheduled a payment for $535.06.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 7.925%.  The maturity date of the loan was extended to 09/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95800857261	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 01/11/2017, the borrower scheduled a payment for $471.38 and cited excessive obligations as the hardship.  On 08/14/2017, although has experienced a reduction of income and ongoing excessive obligations, the customer plans to pay off the loan in 3 weeks since plans to receive profit share funds.  During the last contact on 09/07/2017, the borrower scheduled a payment for $1,870.70 for 09/08/2017.  The hardship was cited as having to pay attorney fees and reported the hardship as resolved.  Owner occupancy was verified during this call. There was no borrower contact after 9/7/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.105%.  The modification maturity date is unavailable.  The start date was 12/02/16 ending 11/02/21. At that time, the terms will revert back to current payment of $307.36 with a rate of 5.98%.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95805443850	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  Servicer spoke with borrower on 01/21/2017 to schedule a payment and associate was able to verify demographics and confirmed property is owner occupied. Borrower stated they are no 2nd liens or judgments. On 02/23/2017 borrower stated they fell behind due to medical issues that is resolved and stated they would issue payment on 02/24/2014 via the web and requested for the escrow shortage to be spread over 36 months. Escrow shortage spread to 36 months was completed on 02/27/2017. There was one insufficient transaction that occurred on 03/01/2017. Servicer received call from borrower on 03/14/2017 to confirm payment for February was received and associate advised it was. Borrower advised servicer on 03/20/2017 to expect the payment o 3/24/2017 with the reason for delinquency being excessive obligations. On 04/15/2017 shows borrower advised  they get paid once a month and will issue payment online on 04/25/2017, on 05/20/2017 advised payment to be received on 05/25/2017. Comment dated 06/01/2017 shows another insufficient transaction. Borrower advised servicer on 06/28/2017 there was a medical emergency and will not be able to make payments, associate transferred borrower for additional assistance. Associate went over the core associate advised of a repayment plan with borrower stating they would like to try the modification first. Associate advised borrower to upload the documents by 06/30/2017. Borrower contacted servicer on 06/28/2017 wanting to issue 2 payments next month as the payment they set up online will be returned insufficient. On 07/11/2017 borrower advised they uploaded pay stubs and was advised to followup in 5 business days.On 07/14/2017 servicer contacted borrower in regards to modification status and was able to obtain borrwers' cell and email and advised borrower to check weekly.  Borrowers' 1st and 2nd mortgage was approved for modification on 07/17/2017 and borrower stated they would send the final modification agreement back on 07/25/2017. Servicer made the XXX call and borrower stated they did not have time as they stepped out of a meeting to take the call and stated they understand the agreement and payment will be made on 09/01/2017. Loan was cited as being located in a FEMA declared disaster area declared on 08/25/2017 placing a moratorium on the loan and was lifted on 11/27/2017. On 01/02/2018 borrower called through the automated system and gave authorization to use their cell number and borrower stated they are disputing the credit bureau reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95811446066	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  Conversations with borrower from 01/17/2017 to 03/03/2017 were about payments and providing delinquency reason of curtailment of income due to change in jobs and hours being cut. Borrower advised on 03/03/2017 that they plan on sending modification back on 03/06/2017. Borrower was advised on 03/14/2017 that the modification package was received. Loan was referred to loss mitigation on 03/20/2017 but was noted as missing documents needed. Borrower was advised on 04/18/2017 that modification was approved and trial modification was sent on 04/19/2017 with trial payments from 06/01/2017 to 08/01/2017.  Borrower advised on 05/02/2017 that they were going to mail in trial payment and was noted that stipulation to trial modification agreement was received. Delinquency reason was noted on 05/03/2017 for curtailment of income. First trial payment was received on 06/08/2017. Borrower made the 2nd trial payment on 07/03/2017 and borrower made 3rd trial payment on 08/01/2017. Agreement was mailed on 08/07/2017 and advised the borrower of the agreement on 08/10/2017. Delinquency reason was loss of income. Borrower advised on 08/18/2017 that the agreement was mailed on Monday and called back from 08/21/2017 to 08/24/2017 and was advised of not being received. Modification agreement was received on 08/28/2017 and was completed on XX/XX/XXXX. Borrower was advised of this on 09/08/2017 and mention delinquency reason as other. Borrower called on 01/02/2018 to confirm next due date of 02/01/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95813240869	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact prior to 3/27/2017. Borrower called on 3/27/17 and advised has been out of work since the end of 2016 and is just back to work. Advised has $3000 to put down on a repayment plan, was advised a normal repayment plan is 3 months, due to limited financials, borrower will need up to 6 months. Borrower called on 3/28/17 nto follow up on the repayment plan, was advised of foreclosure status. Borrower was advised that plan amount will change due to escrow analysis, waiting for management response. On 3/29/17 borrower was advised has been approved for repayment plan, down payment in the amount of $3000 to be made on 4/3/17, the rest of the payments in plan can be made over the phone. Borrower called on 5/31/17 in an attempt to stop foreclosure, was advised of foreclosure sale date of XX/XX/XXXX, also advised of pre-approved modification offer. Advised will email agreement and borrower will have to overnight and call back with the tracking number. Provided wire information and mailing address to have first payment sent via certified funds. On 6/2/17 the borrower called and advised agreement sent overnight, provided tracking number. Borrower returned call on 8/24/17, was advised affidavit is in the process of being generated. No contact after 8/24/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The first legal was completed XX/XX/XXXX.  Unable to determine the next projected foreclosure step.  Foreclosure closed and billed on XX/XX/XXXX due to loan modificaiton.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 09/13/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95815030066	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/30/2017.  Loan was in active Chapter 13 bankruptcy on 01/01/2017. Borrower called 02/24/2017 to get information on payments. Borrower make payment 07/31/2017 and servicer advised still due for 06/01/2017 and 07/01/2017. Borrower stated she was told loan was current out of bankruptcy. Servicer called for payment and borrower stated she thought loan was current when came out of bankruptcy. Servicer reversed payment and applied toward July. Borrower called 08/28/2017 and stated will make payment online 08/28/2017 and send in loan modification application. RFD cited as excessive obligations. Borrower called 09/29/2017 and 12/29/2017 to make payment in the amount of $1724.90.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/30/2017
95818911742	3	[3] Asset Documentation - Loan has evidence of title issue(s). [2] Performing Loan But Moderate Possibility of Going Delinquent [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  On 01/05/2017, an authorized third party called in for a status of the modification and was advised the borrower's paychecks are missing information.  A letter of explanation is needed regarding the missing information.  On 01/10/2017, the third party called in and was advised still waiting on the letter of explanation.  The third party stated the paycheck was only for one month and a full paycheck will be received on 01/13/2017.  The breach expired and need to get the information in quickly to avoid attorney's fees.  The servicer stated can still accept the pre-approved offer just need to send in the signed documents and the down payment.   The loan was referred to foreclosure on 01/XX/2017.  A new pre-approved modification offer was sent on 01/19/2017.  On 01/20/2017, the third party called and was advised of the pre-approved offer and declined.  The borrower wants a fixed offer.  The missing document was sent in the day before.  On 01/23/2017, the document had not been received.  On 01/25/2017, the third party called in for modification status and the borrower wants a fixed rate.  One of the borrower's does not work and a letter of explanation is needed for the non-working borrower.  On 01/30/2017, additional information was provided by the third party for the modification review.  On 02/01/2017, the reason for default (RFD) was noted as curtailment of income.  The third party again declined the pre-approved modification offer and wants a fixed modification.  Additional follow-ups were made by the third party for the modification and missing documents on 02/06/2017 and 02/08/2017. The first legal was filed on 02/07/2017. On 02/10/2017 the third party was advised the modification has been submitted for review and the foreclosure will be placed on hold until a decision is made.  On 02/15/2017 the third party stated the borrower was served with foreclosure notice and the servicer advised the foreclosure was placed on hold on 02/10/2017.  A request for 30 days to review was made and during that time the foreclosure will not move forward.  Additional follow-up calls were made by the third party from 02/17/2017 to 03/08/2017 on the status of the modification and advised still under review.   The modification was approved on 03/09/2017 and trial plan documents were sent out on 03/10/2017.  On 03/13/2017, the third party called in and was advised of the terms of the modification and to watch for the documents that were sent out.  The third party declined short sale offers.    On 03/14/2017, the third party called in stating not sure agrees with the modification terms and asked about short sale.  Calls made from 03/15/2017 to 03/22/2017 were the third party calling with questions on the terms and appeals options.  The servicer stated if did not accept this offer, the borrower will need to reapply for the modification.  On 03/23/2017, the third party called in to advise the borrower will accept the offer and stated the agreement was mailed in.  The third party also submitted an appeal for review and was advised the appeal will take up to 30 days.  Weekly calls in from 03/27/2017 to 04/07/2017 were made following up on the appeal status.  The appeal decision was made on 04/10/2017 and original decision stands.  On 04/21/2017, the third party called and was advised of the decision and stated the borrower doesn't have the funds to reinstate the account.   On 04/26/2017 the borrower called in to give authorization for spouse to make the 1st trial payment.  Wire information was provided.   Daily delinquency calls were made from 04/27/2017 through 07/24/2017 with no borrower response.  On 07/25/2017, the third party called in with questions on the final documents and was advised to return the documents no later than 07/27/2017.   The modification was completed on XX/XX/XXXX and the foreclosure was closed and billed.  No further contact has been made with the borrower other than the monthly payments.  The account has remained current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Closed- Not Complete.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a prior judgment clouding the title.  The title claim was acknowledged with a claim number.  The foreclosure was close prior to resolving the title issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95819579727	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified in the comments prior to 04/28/2017. Borrower called in on 04/28/2017 and advised payment was made for trial payment plan.  Foreclosure was put on hold. Borrower called on 05/01/2017 and the servicer advised that payment has been received. During the review, the file was flagged as cease and desist. Borrower called on 05/25/2017 and 06/27/2017 to make payment. Borrower called in on 08/03/2017 and requested that the agreement to be sent to an alternate email address. Borrower called on 09/15/2017 to discuss account information and to make a payment.  On 10/16/2017, borrower was having problems making a payment online and was concerned about the late fee.  Servicer advised if late fee is charged, to contact customer service for fee to be credited. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is evidence of litigation on the file.  The litigation was resolved through loan modification.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95821380826	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019.  Per the comments, borrower verbally added ACH enrollment and authorized 3rd party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2019
95827259259	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  The borrower called to schedule a payment but declined to submit the payment after being advised of a one time draft fee.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/15/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal payment dispute against the Servicer on 04/15/2019; the dispute was resolved the same day.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane Dorian (DR - 4468) on 08/28/2019. There is no evidence of property damage.	01/31/2020	02/10/2020
95835260353	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/28/2017.  01/27/2017 - The authorized third party stated they could not pay and discussed a loan modification.  They also ordered a payoff and was advised of the foreclosure sale date of 03/17/2017.  03/15/2017 - The borrower called to provide a tracking number for their modification package.  04/04/2017 - The borrower discussed their financials and stated the third trial payment was mailed on 04/03.  04/10/2017 - The borrower was advised their modification was not yet received and to allow 12 more days.No contact after 3/15/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 0XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/28/2017
95835731715	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  Borrower called on 1/3/17 for assistance with obtaining the loss mitigation documents needed for a review, was advised how to obtain the documents, also advised on status of the loan. Borrower called and advised is still working on the documents on 1/9/17. Borrower called on 2/15/17, indicated wishes to have loan modified, advised property is owner occupied, spouse has cancer. Was advised will send out documents. On 2/21/17 borrower called to inquire about the information sheet he received in the mail. Advised borrower he can fill it out and send it back in. Borrower's financials updated, negative surplus, advised borrower of liquidation options and incentive. Was advised of missing documents. On 2/23/17 borrower was advised of account status, advised not able to reinstate, will be sending documents by next week, will also attempt to bring loan current with income tax. On 2/28/17, borrower advised reason for default is medical issues with spouse and parents, is waiting on IRS refund to reinstate loan, expects funds by 3/5/17. Gave wiring information to borrower, advised missing modification documents. On 3/7/17 borrower advised spouse will begin receiving SSI payments, was advised of the urgency of getting modification documents sent in, also discussed a repayment plan. On 3/9/17 borrower advised there will be a delay in his payment due to an issue with the IRS. Also asked about payment breakdown, also advised will overnight the payment. On 3/15/17 borrower was advised modification is pending. Borrower was contacted on 3/22/17 regarding clarification of income, borrower advised no one is working, deposits in bank statement were from when wife was working, will send letter of explanation. On 3/24/17 borrower was advised has not been approved for a modification yet, borrower has sent the missing documents. On 3/30/17 borrower called for modification status, was advised of missing documents, advised has faxed those documents in. On 4/12/17 borrower returned call, discussed missing documents, advised income on bank account is pension, not a job. On 4/17/17 the documents needed regarding pension income discussed and on 4/18/17 updated that documents were received. Borrower called on 5/1/17 to verify first trial payment was received. Also advised spouse is returning to work. On 5/17/17 borrower called for address to mail payment to. On 5/19/17 was advised to disregard statement received as long as trial payments are made on time. On 7/18/17 borrower was advised modification agreement was mailed to them today, allow a few days to receive. Was advised of the terms, borrower advises he is on a fixed income and gets paid every 2nd Wednesday of the month, may have to adjust payment schedule. Borrower called with questions on due date on 8/25/17. Borrower called regarding tax statement on 10/13/17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 5.81%.  The maturity date of the loan was extended to 07/01/2040.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95838558379	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  On 01/09/2017 borrower called in to make payment and transferred to bankruptcy. Borrower called back on 01/10/2017, 02/06/2017, 03/17/20178, 04/13/2017, 05/18/2017 to make payments. On 05/30/2017 the borrower called in to inquire on modification and wanted documents. Borrower was referred to the modification department. Borrower called back on 05/31/2017 to get number to fax in 4506 form for modification. On 06/09/2017 borrower called in and stated has not been employed since giving birth to her son. Borrower wanted to know if faxed documents came in and they also stated mailed them out last week. Borrower called in on 06/14/2017 to make payment. On 06/27/2017 borrower called in to inquire on first modified payment in the amount of $580.16 by 08/23/2017. On 07/03/2017 , 07/12/2017 Borrower follow up on modification documents and advised with bankruptcy attorney. On 07/18/2017 borrower confirmed payment and advised need to go through bankruptcy. Borrower followed on 07/26/2017 and 08/18.2017 in regards to the modification documents and advised waiting on court approval. On 09/14/2017 borrower called about payment and advised need to transfer to bankruptcy and call was disconnected by borrower. 09/15/2017 borrower was warm transferred to bankruptcy department to make payment. On 10/13/2017,11/09/2017 to make payments.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No further specifics
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95861014777	2	[2] Performing Loan But Moderate Possibility of Going Delinquent EXCEPTION INFO: Loan has a possibility of going delinquent due to several delinquencies and attempts to contact borrower to resolve.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  No contact with the borrower or material information identified from 01/01/2017-09/10/2017 & 09/12/2017-12/31/2017. Borrower called in on 9/11/2017 and advised that loan is now current, borrower gave a change of address and allow a onetime draft in the amount of $1065.82 for a promise to pay on 9/12/17. On 9/12/2017 the promise to pay was kept. Loan has been performing for the last 5 months. Last contact attempt was on 12/12/2017. Skip tracing was performed on 05/26/2017 and no numbers were found. No pre-approved modification offers during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95862192453	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  No contact with the borrower or material information identified in the comments prior to 8/10/2017. On 8/10/2017, inbound call from borrower. Agent advised account in foreclosure but no sale scheduled. Borrower advised reason for default is medical expenses and hospital bills total $6000. Agent discussed options to keep home.  Documents were discussed for loss mitigation package. On 8/11/2017, borrower returned call.  Agent reviewed the documents needed to complete loss mitigation package. On 8/16/2017, borrower called in to advise documents were faxed. On 8/28/2017, borrower called in to inquire about mod status.  Agent advised to call weekly for update.  Call was disconnected. On 9/11/2017, agent called borrower to discuss modification.  Borrower requested copy of fees included in modification. Agent reviewed agreement and balance.  Borrower requested a copy of pay history. On 9/26/2017, unauthorized third party called to inquire about account.  Agent explained no authorization on file for third party. On 9/28/2017, borrower called to inquire about account.  Agent advised next due is 11/1/2017. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure closed - not completed
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95863019349	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  On 1/26/17, authorized third party called and advised had filed bankruptcy and relief was granted.  Stated that primary borrower wants to modify the loan using a third party's income.  Caller stated the reason for default is borrower had accident and disabled receiving only social security.  On 2/27/17, authorized third party wanted to check on modification.  Agent advised there is no modification pending and there is a foreclosure sale date of 3/8/17.  Caller hung up angry.  On 2/28/17, authorized third party called and stated calls for borrower because borrower is mute.  Agent advised there is no time for modification review.  Sale is less than 37 days away.  Advised options are to reinstate or pay 60% down on a repayment plan.  Agent advised if there is proof of funds to send it in.  Caller very upset and said may need legal counsel and requested a manager, but the call was disconnected.  On 3/6/17, authorized third party called and said on 2/28/17 was advised by agent to send in $56000 for repayment plan, but current agent stated does not have a record of that.  Agent advised caller that borrower must send in $160834.41 to save the home.  The caller advised is sending in the $56000.00.  Agent advised not to do that.  Caller says borrower was misled and didn't know about 37 day rule was told could have an emergency modification.  Agent stated that attorney discussed reinstatement or 3 month payment plan with a closing of 3/31/17 and a down payment of 50% or $89,000.00.  Caller stated borrower does not have those funds.  On 3/7/17 authorized third party called to discuss bankruptcy filed.  Agent advised that bankruptcy department is closed for the day and advised of their hours.  On 3/29/17 authorized third party called and stated send the modification documents on 3/10/17.  Agent advised no documents received and caller said will re-fax them today.  On 4/6/17, authorized third party called to see if modification documents were received.  Agent advised shows received but can't tell if it is complete.  On 4/7/17, third party called back to check on modification package.  Agent stated to call back on 4/14/17 to check on status.  On 6/2/17, third party advised sending first payment for modification agreement.  Agent advised need agreement back and caller said faxed back and will be mailing back too.  On 6/8/17 called third party and advised received paperwork.  On 8/25/17, borrower advised received final modification agreement and it will be sent back by 8/30.  On 9/13/17, authorized third party called to check status of modification and agent advised still processing and borrower should send payments.  Caller asked for statements.  The loan was modified on XX/XX/XXXX. On 11/2/17, authorized third party called to have website password reset. Agent assisted and caller stated November payment will be made today. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Commentary notes a Chapter 7 bankruptcy was discharged XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95866380247	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/06/2018.  No contact with the borrower or material information identified in the comments prior to 6/29/2017. On 6/29/2017, the borrower called in using the IVR.  Borrower declined consent to call cell phone. On 7/26/2017, borrower called in to inquire about pre-approved mod offer.  Agent took financials doesn't support repayment plan. Borrower advised reason for default was loss of parent. Borrower promise to pay $731.72 by 7/31/2017 and 2 payments in August.  On 7/27/2017, borrower called to ask if the payment made in July could be applied towards modification. Agent received approval to apply the payments made in June and July towards the trial plan.  Borrower agreed to overnight FMA by 7/31/2017.  On 7/31/2017, borrower called to inquire if FMA was received.  Agent verified the agreement was received. Reason for default is death of family member no resolved at that time. On 8/28/2017, borrower called to ask if loan was modified.  Agent verified the modification was completed.  Agent went over welcome call and borrower had no questions.  On 9/8/2017, the borrower called to advise that payment was mailed on 8/31/2017.  Agent advised with holiday they should receive the payment by 9/11/2017. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/06/2018
95878817600	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  The loan is pre-approved for a modification however it has expired and the servicer has requested the borrower complete a new package for consideration of a modification.  The divorce decree must be signed by the court and provided to the servicer, as of 01/XX/2017.  On 01/31/2017, the borrower is made aware of the missing documents required for the modification. On 03/27/2017 the trial modification has been approved for the borrower and the servicer has been in touch with the borrower on 03/31/2017.  The borrower calls in on 04/18/2017 to obtain payment information and was provided options as to make the payments. The RFD is less income in the household. The borrower calls over the next few days to make sure the payment was received and the servicer was in receipt of the money order on 05/01/2017 for the first installment of the trial period. The borrower calls in on 05/22/2017 concerned about the foreclosure and the servicer explained that the foreclosure is on hold and will be cancelled after the trial period is complete. On 06/26/2017, the borrower calls in to make sure trial payment has been received. As od 06/30/2017 the borrower is approved for a permanent modification. The borrower calls in with questions about a SS and DIL on 07/19/2017. The foreclosure on the file was closed on 08/29/2017.  The borrower contacted the servicer with questions about quit claim deed and the borrower was advised of when to call  if the property goes on the market as of 09/19/217.  On 10/03/2017, the borrower called to see where to mail the payments and the RFD was changed to other.  There was no borrower contact for 11/2017.  The borrower calls in to the servicer on 12/27/2017 to see if the payment can be lowered and the servicer explains that another modification cannot be reviewed at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  5 year interest only
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95887261262	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  01/20/2017 Borrower states she has already been advised of terms of agreement and declined to go over information. - 02/24/2017 Borrower called in to make a promise to pay. Reason for default was due to a curtailment of income and is not resolved  -  07/21/2017 Borrower 2 called to advise she can make a payment on 07/28/2017 and will accept the modification. - 07/31/2017 Borrower advised he overnighted the executed final modification on 07/28/2017 and went over terms - 08/15/2017 Borrower called in to confirm that his signed modification was received. Agent confirmed - 09/06/2017 Agent advised that the borrower will receive reminder calls a few days before the payment is due for 6 months. HHF verified. Servicer is not attempting to contact the borrower. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 5%.  The maturity date of the loan was extended to 07/01/2022.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95894734735	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/03/2018.  The servicer attempted to contact the borrower on 1/5/2017. Contact was made with the borrower on 1/17/2017 and the borrower gave the reason for default an expressed interest in loss mitigation. The borrower's financial information was taken and a modification package generated. Attempts to contact the borrower were made from 1/23/2017 through 2/14/2017. The borrower called in on 02/17/2017 to advised they had faxed documents. The borrower was advised to allow 35 days to process.The borrower called in on 03/03/2017 and was advised of missing documentation. Contact attempts were made weekly to the borrower from 03/07/2017 though 04/12/2017. The borrower called in on 05/12/2017 to make the first trial payment then called in on 6/12/2017 to make the second trial and on 07/14/2017 to make the third trial payment. Contact attempts were made weekly throughout August and September and monthly October through December.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/03/2018
95911348814	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  The servicer was reaching out to the borrower on a weekly basis. Right party contact was first established on 02/02/2017 wherein the borrower stated their intent is to keep the property and would like to explore loss mitigation options. On 03/27/2017 the borrower called and discussed deed in lieu of foreclosure options. On 04/10/2017 the borrower called asking why they received another modification package and call; the agent advised the calls will continue. On 04/17/2017 the borrower authorized a third party to speak on the account, and they stated they would like to accept their preapproved modification. On 04/21/2017 the borrower called to confirm they will accept the agreement. On 05/03/2017 the borrower questioned recurring payments on the trial, the agent advised recurring payments cannot be made on the trial and only once the modification has completed. On 07/03/2017 the borrower returned the servicer's call advising he mailed unspecified information to the servicer and  10 days will be allotted before taking action for payment. On 07/05/2017 the borrower was called for their second trial payment; the borrower advised the payment was mailed 06/24/2017. On 07/10/2017 the borrower called to check status of payment, agent advised it was not received. On 08/07/2017 the borrower was called and requested a payment confirmation; the agent advised it was received that day. On 08/14/2017 the borrower called for a modification status check. On 08/17/2017 the borrower called again and the agent advised the agreement was received. On 10/11/2017 the agent made a reminder call to the borrower to maintain their current loan status post-modification. On 10/25/2017 the borrower called to return a missed call; the agent confirmed the deferred amount on the account. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95924480284	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/04/2018.  01/05/2017 Borrower made a promise to pay - 03/02/2017 Borrower was contacted and advised could make 1 payment today and March payment by 3/31 and gave reason for default as out of the country and renters were slow paying. 05/16/2017 Spoke to borrower, advised of total amount due, borrower said property is a rental property and are paying late. Borrower advised sent April payment in the mail and will make May in 2 weeks, was advised of assistance options. 07/28/2017 Borrower called  to discuss the pre-approved modification offer received in the mail. 07/31/2017 Borrower called  and was advised of total amount due and breach letter, Borrower indicated reason for default resolved. 09/07/2017 Borrower called to make a payment. 12/13/17 loan/property status was verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 07/01/2057.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/04/2018
95934940796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Authorized third party called in to make a one time payment on behalf of the borrower in the amount of $1,729.04 covering two months. Reason for delinquency is the borrower has been ill and off work for 10 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95937699156	3	[3] Ability to Repay - Poor - Intervention Required [3] Deceased Borrower(s) - No Trustee/heir of Property Noted [3] Performing Loan But Strong Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  The loan was reviewed with data provided from 01/01/2017 through 01/05/2018.  Right party contact was first established on 01/23/2017, wherein the borrower reviewed their modification terms with the agent. On 07/17/2017 the borrower called in for documents needed for another loan modification review. On 07/25/2017 the borrower was called regarding missing modification documents. On 08/07/2017 the borrower called to check on their modification status; they were advised it is under review. On 08/14/2017 the borrower was called advising that documents remain outstanding for the modification review. On 08/29/2017 the borrower called to complete auto draft forms to draft payments out on the 15th of every month. On 10/25/2017 the borrower called in a payment for September, leaving them due for October. On 11/01/2017 the borrower called in about a reverse mortgage or getting cash out of their home, they were advised by the agent that they do not handle that. On 11/08/2017 the borrower called to make the October payment. On 11/29/2017 the borrower stated they would soon payoff the loan with funds received in a few weeks. On 01/05/2018 the borrower stated they were not feeling well and asked for a call back.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/05/2018
95939820490	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  On 01/12/2017, the borrower was contacted and notified the modification agreement was sent to their bankruptcy attorney. The amount and due dates were discussed. The servicer advised there is lender placed insurance on the loan. On 01/17/2017, the borrower wanted to confirm if the modification agreement was sent to their attorney. The servicer confirmed the agreement was sent to their attorney and provided the borrower with the payment amount. On 02/09/2017, the borrower was contacted about a modification agreement sent on 01/05/2017. The borrower advised they will return the agreement on 02/10/2017 by regular mail. On 02/15/2017, the borrower was contacted about a loan modification agreement. The borrower advised they returned it on 02/11/2017. The borrower did not have any additional questions. On 07/18/2017, the borrower wanted to know the principal balance on the account. The servicer provided the borrower with the principal balance. The borrower stated they were attempting to access their account online. The borrower was advised due to the active bankruptcy case, they will not be able to access their account online.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A notice of payment change was filed on XX/XX/XXXX. An amended loss mitigation proof of claim was filed on XX/XX/XXXX. The chapter 13 plan was confirmed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95953065723	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to 03/18/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/05/2018. No contact or contact attempts with the borrower or material information identified from 01/2017-12/2017. No pre-approved modification offers, Loan has been performing.	12/31/2017	12/29/2017
95961697604	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/13/2018.  No contact with the borrower or material information identified in the comments prior to 08/29/2017. Borrower stated on 08/29/2017 stated they received a pre approved modification letter and will get the signatures and overnight the cashiers check along with the signed documents. Reason for delinquency was cited as being martial issues and going through a divorce. Borrower stated they sent out the payment overnight and provided the tracking number and stated not able to take advantage of the pre approved modification as they were not able to pay the agreed. Associate advised they are in receipt of the signed modification and has received the good faith payment. Servicer received call from borrower asking about the modification documents. Associate advised borrower of the foreclosure status and still waiting on the 9/01/2017 payment of $928.05. Call received from borrower on 09/20/2017 cites they received another modification and was advised the first agreement had the incorrect figures. Borrower called on 09/21/2017 to advice they received the new loan modification agreement and wanted to make sure the good faith payment from the first one and will send documents out priority mail on Saturday. On 10/02/2017 borrower called to check the status and was advised modification is still processing. Comment dated 10/30/2017 shows associate advised borrower the modification is a fixed rate and will not change except for escrow. Borrower inquired about bi weekly payments and advised to go online for payment options. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/13/2018
95963202283	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Initial contact during the review period was made on 3/23/2017, in which the borrower expressed interest in a possible modification and was provided all the information needed to apply. Contact was made on 4/26/2017; in which the borrower accepted the preapproved modification offer and will be faxing it in. The RFD was cited as a mortgagor illness. On 5/8/2017, the borrower called to get the mailing address to send a payment in. The borrower called in on 6/12/2017 and 7/12/2017 to schedule payments. The borrower called on 7/27/2017 to check the modification status and was advised that the final modification is not yet complete. On 8/23/2017, the borrower called to check on the modification status and was told to follow up the next week. The mortgagor illness RFD was cited as being short term. The borrower called on 9/5/2017 to indicate will over-night the modification agreement. On 11/3/2017, the borrower called regarding recurring drafts, stated will go online to set it up. The last contact was made on 11/9/2017, in which the borrower wanted to make sure that making the payment after the 13th would be alright; borrower advised it would be fine as there is a grace period of 10 days after the 13th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  A previous foreclosure was closed and billed on XX/XX/XXXX due to the completed modification.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95981589834	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  A foreclosure process was closed on 08/25/2017 as a loan modification was completed. Comments on 02/03/2017 indicated the borrower filed a contested answer to the complaint.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was reviewed with data provided from 01/01/2017 through 01/05/2018. Comments on 01/XX/2017 indicated a cease and desist letter was received from the borrower's attorney. The loan modification was pursued during the foreclosure mediation. Due to the cease and desist the borrower has not been attempted to be contacted and there was no contact with the borrower during the review period. There was only one contact attempt on 01/05/2017 before the cease and desist was received.	12/31/2017	12/29/2017
95988868036	1	[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  The loan was reviewed with data provided from 01/01/2017 through 01/02/2018.  The borrower was contacted on 02/14/2017 regarding the status of the account. The borrower stated they could not commit to making any payments due to a reduction in their income. The servicer advised of loss mitigation options and encouraged to apply. The borrower advised on 05/04/2017 that they were still experiencing a hardship due to reduced income and wanted to apply for a modification. The borrower was last contacted on 11/07/2017 to inform the borrower they will be receiving calls several days before the payment is due for the next six months because of the recent modification. The servicer advised the borrower of the terms of the modification and current account status. The borrower indicated the already mailed in their payment. There was no contact after 11/7/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	01/02/2018
95990661422	2	[2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/29/2017.  Initial contact during the review period was made on 1/9/2017, in which the borrower expressed interest in a possible modification and was provided all the information needed to apply. The RFD was cited as a temporary mortgagor illness. Contact was made with the borrower on 1/23/2017; in which the borrower discussed the modification and indicated intention of keeping the home. On 2/2/2017 and 3/7/2017, the borrower called in to go over the loss mitigation package and documents still needed. The borrower called on 3/16/2017 to schedule a payment. The borrower also stated had mailed in the corrected documents that were needed for the modification review. On 3/20/2017, 3/23/2017, 3/27/2017, 4/5/2017, and 4/10/2017, the borrower was advised of documents still needed for the modification review. The RFD was cited as excessive obligations on 3/27/2017. Contact was made on 5/8/2017; in which the borrower stated had received the modification agreement. The borrower was contacted on 6/20/2017 and scheduled a payment. On 7/20/2017 the borrower called to schedule a payment. The borrower called on 8/17/2017 to schedule a payment and follow up on the modification status. The borrower was advised that the final modification was not yet complete. On 8/24/2017, the borrower was advised that the modification was approved and went over the terms; the borrower stated will sign and return once received. Contact was made on 9/7/2017; in which the borrower had an escrow inquiry. On 10/17/2017; general account and modification information was given to the borrower. Contact was made with the borrower on 10/30/2017 and 11/9/2017; in which the borrower had insurance inquiries. The last contact was made on 11/14/2017, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  A previous foreclosure was closed and billed on XX/XX/XXXX due to the completed modification.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/29/2017
95996214404	3	[3] There is evidence of property damage. [2] Performing Loan But Moderate Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  The loan was reviewed with data provided from 01/01/2017 through 12/30/2017.  No contact with the borrower or material information identified in the comments prior to 3/13/2017. On 3/13/2017, called and spoke with borrower. Borrower is paid based on Commission and during November and after the Holidays it slows down and takes a while to pick back up. Agent set up a Repayment Plan for 3/24/2017, 4/24/2017, and 5/24/2017 for the amount of $1083.06. Borrower was advised of Breach letter and HUD options. RFD: Curtailment of Income, Hardship is temporary. On 3/25/2017, borrower called to verify payment and made a payment for $1084.00, confirmation number XXX. On 6/14/2017, spoke with borrower and advised borrower of cost of Forced-placed Insurance and to seek alternative by purchasing their own insurance. On 6/28/2017, borrower called about Breach letter and requested a copy of the Deed-in-Lieu Solicitation Letter. On 6/30/2017, borrower called in to make the RPP payment over the phone. Agent advised Servicer do not accept Debit Cards over the phone. Borrower stated will make payment via XXXX. On 8/25/2017, borrower called in to get phone number for Flood insurance. Borrower advised as of now has not been impacted, but does not know if that will change. Agent advised borrower to call back if circumstances change. On 8/29/2017, spoke with borrower who stated having a flood issue and will not be able to get back to work due to flooding. Unable to make payments for a couple of months due to being in Real Estate. RFD: Curtailment of Income. Hardship is temporary. On 9/21/2017, memo states borrower is requesting 3 months of assistance due to being out of work and also spouse was unable to work after storm, spouse is now back to work. Borrower works is in Real Estate and properties she was supposed to close were destroyed.  Borrower can receive documents via mail and email. On 9/25/2017, borrower called requesting status of the request made last week. Agent advised was approved for a 4 month Disaster Extension. Agent advised borrower to read over agreement carefully when it's received. On 11/30/2017, spoke with borrower who made a payment for $559.00, effective 11/30/2017. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Due to hurricane, borrower stated had some flooding  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	12/31/2017	12/30/2017
95443526664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  The borrower promised to make a payment in the amount of $1640.63 on 01/10/2020.  The servicer advised the loan does not qualify for a refinance due to excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The POC was filed by the prior servicer (no date provided) a copy was uploaded on XX/XX/XXXX and no date of the bankruptcy filing in 2014 was located in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95466335853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/13/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  Outbound call to the borrower resulted in them scheduling a payment on the account. Borrower stated excessive obligation for cause of delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95253956771	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2019.  The authorized third party (spouse) called to schedule a payment for 12/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/10/2020
95800064339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  The borrower called in on 01/31/2020 and made a payment, borrower was fully verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95074577525	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  The borrower called in to say she was back to work, she is no longer unemployed on 01/29/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane Michael noted on 01/09/2019. No damages reported.	01/31/2020	02/11/2020
95820992521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  Borrower contact consisted of promise to make a payment soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located within a FEMA disaster area due to Hurricane Michael as noted on 02/08/2019. Start date 1/31/19 - expiration 5/1/19 No damages were reported.	01/31/2020	02/06/2020
95985366403	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/25/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: mod = EFFECTIVE: XX/XX/XXXX MODIFY CODE: MODPSMODIFICATION FROM PRIOR SERVICER	01/31/2020	02/06/2019
95247304500	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind and Hail damage  The damage repair amount is estimated at $1,688.66.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster are due to Tropical Storm Imelda. Commentary date : 10/21/2019. The date of loss for the property damage is 04/14/2016. Commentary date : 07/03/2019.	01/31/2020	02/06/2020
95386463855	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95129041257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95694878284	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/24/2019 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Previous chapter 13 #XXX filed XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: MOD = EFFECTIVE: XX/XX/XXXX MODIFY CODE: MODPSMODIFICATION FROM PRIOR SERVICER	01/31/2020	02/07/2020
95061747427	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  The borrower called in on 01/27/2020 and requested deferment or help, borrower has a curtailment of income, cut in hours at work
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in Fema disaster area due to Pre earthquake XXXX noted on 01/27/2020. No damages were reported.	01/31/2020	01/30/2020
95386552241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Tenants were evicted due to nonpayment.	01/31/2020	02/11/2020
95086056549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Authorized third party called in to change payment on 01/31/20120 to the amount of $1,170.23 instead of $1,212.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95123417813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Borrower called inbound to make a payment arrangement, borrower gave reason for default as death of family member. Borrower made a payment in the amount of $1144.79 on 1-8-2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95496278848	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  Per the comments, borrower made Decembers payment. Borrower will try and borrow funds for January.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Per the comments, disputing account type or terms duration/frequency. After reviewing the account, reporting is found to be accurate.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95300495112	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/30/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  The borrower called to make a payment on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	06/05/2019
95422371582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  Borrower called inbound regarding payment information, stated that she cannot make another payment until 1-30-2019. Borrower made a payment in the amount of $481.00 on 1-3-2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95105391412	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95607583338	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 05/08/2019 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  Borrower called to make a payment on loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster declared due to storms. Start date 4/8/19, expires 7/7/19.	01/31/2020	02/06/2019
95724687293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95618305843	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower called inbound regarding account status, stated that they are unable to make a payment at this time but would be able to make the payment by the end of the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95699176222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  Borrower called outbound regarding overdue payment, borrower stated that she has already mailed the payment in the amount of $813.22 and it should be received soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95183409438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: New York storms noted 01/16/2020	01/31/2020	02/06/2020
95411229539	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019.  The borrower called on 12/06/2019 to schedule a payment for November and December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95036767039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95879274615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/14/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2020.  Per the comments, borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95003939185	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2019.  Borrower advised of reason for late payment and scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2019.  The dispute type is Verbal and the reason is Escrow payment.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Taxes paid by servicer and borrower paid. The servicer paid the wrong parcel legal description has been ordered, borrower is now escrowed and issue has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95469404604	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/25/2019 [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The servicer contacted the borrower for the total amount due. The borrower stated that their daughter handles the payment. The borrower disconnected call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95248673947	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 05/06/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  The borrower called to make a payment. The Servicer offered the borrower ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property us located in a FEMA Disaster Area due to NY Storms noted on 01/06/2020. No damages were reported.	01/31/2020	02/11/2020
95440001253	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 05/01/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95486693358	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/21/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Customer called to state RFD
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called the servicer on 10/25/2019 and advised of damage to roof from recent storms.  There is no indication that damage has been repaired.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95949077627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95507515861	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/10/2020
95295526939	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The borrower called to make a payment on loan.  The borrower referenced new employment with reduced income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2019
95715385821	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/25/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  Borrower called regarding the payment increase and associate went over the escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95395314238	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: mod = EFFECTIVE: XX/XX/XXXX MODIFY CODE: MODPSMODIFICATION FROM PRIOR SERVICER	01/31/2020	02/06/2020
95966134158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  Borrower provided reason for late payment and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95637560978	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Borrower called inbound and stated that he has been ill and temporarily out of work which was the reason for default. Borrower was advised on workout options and discussed borrower's willingness to repay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/08/2020
95665153358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  spoke to borrower - will call back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to hurricane Irma. No damage reported.	01/31/2020	01/24/2020
95009248842	3	[3] Borrower(s) represented by counsel.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/16/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  The borrower called and made a payment for December. The Servicer processed the payment and educated the borrower on ACH and Ebill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The next projected foreclosure step is sale.  The foreclosure was stopped due to the borrower making a payment of $18,000.00 to have the loan reinstated.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Montana Flooding noted on 01/09/2019. No damages were reported.	01/31/2020	02/06/2020
95724871779	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  Per the comments, borrower called to make Notice of Intent amount. Advised borrower since Notice of Intent was 2 months due, borrower needed to pay total amount due or repayment plan. Borrower stated would pay notice of intent amount today and the remaining balance on 02/15/2020. Payment for 02/20/2020 would be paid during the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95629749134	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: mod = EFFECTIVE: XX/XX/XXXX MODIFY CODE: MODPSMODIFICATION FROM PRIOR SERVICER	01/31/2020	02/10/2020
95020572173	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  The borrower called to make a payment on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95100778803	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  The borrower called to schedule a payment for 11/22/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95784311668	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95095288334	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/24/2019

[2] Currently Delinquent Mortgage

[1] Third Party Realtor Contacted
EXCEPTION INFO: The third party realtor called to inquire about options for not making the monthly payment until the property sells.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  The co-borrower called for the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95077884237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/24/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Borrower called state RFD " Emergency for dog that was attacked by wild animal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/10/2020
95365765518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  Borrower gave reason for late payment and scheduled payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95795506882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  The borrower made payment and gave authorization to speak to their spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95006348387	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  The borrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is delinquent under plan.  Loan is in an active bankruptcy. The borrower is making payments in the plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95985364344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2020.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hurricane Barry noted 10/28/2019	01/31/2020	02/06/2020
95234332573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2020.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95829445716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/17/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020.  Borrower called to make payment on account. Servicer advised that only certified funds can be received until 05/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 07/15/2019; no evidence of damages.	01/31/2020	02/07/2020
95919966642	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/24/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/02/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Kansas storms notated 08/05/2019.	01/31/2020	02/06/2019
95085126935	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2019.  Borrower advised of reason for delinquency and reported a fire within the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Borrower reported a fire within the property.  No evidence of an insurance claim or loss draft funds within comments reviewed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95326152327	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  Borrower called to make payment in the amount of $6.602.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95069574617	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/20/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the account was behind.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	01/26/2020
95049699027	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Date of loss - 3/14/2019  The damage repair amount is estimated at $20,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95168615392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  said will make payment tomorrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95292263598	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called in inquiring about last payment amount received, amount due currently and delinquent amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  No other details of the bankruptcy case were found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/10/2020
95638660805	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019.  Borrower mage a payment in the amount of $319.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/08/2020
95671087636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/16/2019 FEMA Disaster Due to Hurricane Dorian (DR-4468).	01/31/2020	02/06/2020
95185743379	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  Outbound call to borrower resulted in confirming payment was receivedf on 02/03/2020 covering January payment. Borrower was no able to commit to a payment to bring account current stating excessive obligations as caused for the delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95948088382	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claim check was received for $12,392.22 for loss occurring 10/29/2019. No inspection is noted. Unable to determine the status of the repairs.  The damage repair amount is estimated at $14,872.99.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster declared for Hurricane Dorian. Starting 10/21/19 and ending 01/19/20.	01/31/2020	02/06/2020
95016281821	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower called to make a payment and to request a late fee waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim status is pending final inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster areas due to Hurricane Dorian. No disaster related damages were reported.	01/31/2020	02/06/2019
95614713451	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 05/09/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  The borrower advised will make the payment before the end of the pay period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in FEMA disaster are due to hurricane Dorian. No damage reported.	01/31/2020	01/10/2020
95244670482	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 05/09/2019 [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Borrower 1 called and is disputing the ownership of the loan. The borrower wanted to know how to have the name removed.  The borrower advised the Servicer that as a result of divorce borrower 2 was refinancing the property to remove his name. The Servicer verified the borrowers social security number, consumer information and loan documents..
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/30/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower 1 called and is disputing the ownership of the loan. The borrower wanted to know how to have the name removed.  The borrower advised the Servicer that as a result of divorce borrower 2 was refinancing the property. The Servicer verified the borrowers social security number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95164863010	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/20/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Borrower called in to advise of reason for late payment and schedule a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95717591541	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019.  Authorized third party called in to have the challenge question reset. They are attempting to make a payment in the amount of $1,005.18.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95365286255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/20/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  The servicer contacted the borrower to discuss the approved workout.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95819906077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/19/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019.  Borrower called with promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/08/2020
95257256484	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/26/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The borrower called in on 01/30/2020 to advice he will make payment for January in a few days and confirm Decembers payment is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Waiting on borrrower to get back in contact, a status attempt was made but not completed. More info on completion of damage is needed from the borrower.  The damage repair amount is estimated at $25,886.33.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/11/2020
95837974689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2019.  The borrower called about a loss draft check that was not received. The servicer placed a stop pay on the check and requested a new check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95241168403	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower called to discuss a repayment plan and made a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/07/2020
95889344323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  The borrower called and scheduled a payment for 1/30/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95500338758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020.  Per the comments, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95637780818	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95493609458	3	[3] Collection Comments - Incomplete -: Missing 02/01/2019 - 04/23/2019 [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  Borrower called to schedule payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had payment dispute on payment posting, resolved as borrower was making short payments an all have been reversed and applied correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020
95139481669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  Borrower called inbound to make a payment arrangement and for assistance in signing up for the online payment system. Borrower was assisted and made a payment in the amount of $938.09 for 1-2-2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2019
95941267502	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  Per the comments, borrower called to make a payment. Advised principal mortgagor is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hurricane Michael noted 01/09/2019.	01/31/2020	02/11/2020
95865618392	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The servicer advised the borrower the payoff would be faxed to the number provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 11/05/2018 the account noted the property is located in a FEMA disaster area for Hurricane Michael.	01/31/2020	02/10/2020
95838371448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/27/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019.  Borrower called stating they were not able make the payment online and called to schedule payment for October, November and December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	01/31/2020	02/06/2020